T. ROWE PRICE TOTAL RETURN ETF

August 31, 2026 Unaudited

PORTFOLIO OF INVESTMENTS‡	Par/Shares	$ Value
(Amounts in 000s)
ASSET-BACKED SECURITIES 16.4%
Car Loan 5.0%
Ally Bank Auto Credit-Linked Notes, Series 2024-B, Class A2, 4.97%, 9/15/32 (1)	100	101
Ally Bank Auto Credit-Linked Notes, Series 2026-A, Class C, 4.856%, 3/15/34 (1)	249	248
Ally Bank Auto Credit-Linked Notes, Series 2026-A, Class D, 5.248%, 3/15/34 (1)	215	214
Ally Bank Auto Credit-Linked Notes, Series 2026-B, Class C, 5.078%, 6/15/34 (1)	340	340
Ally Bank Auto Credit-Linked Notes, Series 2026-B, Class D, 5.352%, 6/15/34 (1)	470	469
ARI Fleet Lease Trust, Series 2025-A, Class B, 4.70%, 1/17/34 (1)	1,000	994
ARI Fleet Lease Trust, Series 2026-B, Class B, 4.74%, 2/15/35 (1)	125	124
Avis Budget Rental Car Funding AESOP, Series 2023-2A, Class C, 6.18%, 10/20/27 (1)	33	33
Avis Budget Rental Car Funding AESOP, Series 2023-2A, Class D, 7.26%, 10/20/27 (1)	68	68
Avis Budget Rental Car Funding AESOP, Series 2023-3A, Class D, 7.32%, 2/20/28 (1)	115	115
Avis Budget Rental Car Funding AESOP, Series 2024-3A, Class B, 5.58%, 12/20/30 (1)	360	362
Avis Budget Rental Car Funding AESOP, Series 2025-3A, Class B, 4.46%, 2/20/30 (1)	170	167
Bayview Opportunity Master Fund VII, Series 2024-CAR1, Class B, FRN, SOFR30A + 1.30%, 4.943%, 12/26/31 (1)	58	58
Bridgecrest Lending Auto Securitization Trust, Series 2026-1, Class C, 4.44%, 11/17/31	385	381
Bridgecrest Lending Auto Securitization Trust, Series 2026-2, Class E, 7.17%, 5/16/33 (1)	1,400	1,399
CarMax Auto Owner Trust, Series 2022-4, Class D, 8.08%, 4/16/29	205	208
CarMax Auto Owner Trust, Series 2024-1, Class C, 5.47%, 8/15/29	85	86
CarMax Auto Owner Trust, Series 2024-2, Class D, 6.42%, 10/15/30	90	92
CarMax Auto Owner Trust, Series 2024-3, Class D, 5.67%, 1/15/31	40	40
CarMax Select Receivables Trust, Series 2024-A, Class B, 5.35%, 1/15/30	40	40
CarMax Select Receivables Trust, Series 2024-A, Class C, 5.62%, 1/15/30	175	177
CarMax Select Receivables Trust, Series 2025-A, Class B, 5.01%, 9/16/30	1,400	1,405
CarMax Select Receivables Trust, Series 2026-B, Class C, 5.19%, 10/15/32	90	90
CarMax Select Receivables Trust, Series 2026-B, Class D, 5.80%, 10/15/32	250	252
Carvana Auto Receivables Trust, Series 2022-N1, Class D, 4.13%, 12/11/28 (1)	8	8
Carvana Auto Receivables Trust, Series 2023-N1, Class C, 5.92%, 7/10/29 (1)	127	127
Carvana Auto Receivables Trust, Series 2024-N1, Class B, 5.63%, 5/10/30 (1)	37	37
Carvana Auto Receivables Trust, Series 2024-N2, Class B, 5.67%, 9/10/30 (1)	54	54
Carvana Auto Receivables Trust, Series 2024-N2, Class C, 5.82%, 9/10/30 (1)	80	81
Carvana Auto Receivables Trust, Series 2024-N3, Class B, 4.67%, 12/10/30 (1)	310	310
Carvana Auto Receivables Trust, Series 2025-N1, Class B, 5.05%, 5/12/31 (1)	1,177	1,181
Carvana Auto Receivables Trust, Series 2025-P1, Class C, 5.34%, 8/11/31	1,340	1,337
Carvana Auto Receivables Trust, Series 2025-P3, Class B, 4.48%, 10/10/31	105	103
Carvana Auto Receivables Trust, Series 2026-P2, Class C, 5.80%, 10/12/32	455	458
Carvana Auto Receivables Trust, Series 2026-P2, Class D, 6.18%, 6/12/34	805	800
Carvana Auto Receivables Trust, Series 2026-P3, Class C, 5.70%, 2/10/33	265	264
Carvana Auto Receivables Trust, Series 2026-P3, Class D, 6.08%, 8/10/34	395	394
Chase Auto Credit Linked Notes, Series 2025-1, Class B, 4.753%, 2/25/33 (1)	316	316
Chase Auto Credit Linked Notes, Series 2026-1, Class C, 5.085%, 7/25/34 (1)	243	243
Chase Auto Credit Linked Notes, Series 2026-1, Class E, 6.306%, 7/25/34 (1)	340	340
Exeter Automobile Receivables Trust, Series 2023-1A, Class D, 6.69%, 6/15/29	2	2
Exeter Automobile Receivables Trust, Series 2025-2A, Class B, 4.92%, 9/17/29	780	781
Exeter Automobile Receivables Trust, Series 2025-4A, Class B, 4.40%, 5/15/30	190	190

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
Exeter Automobile Receivables Trust, Series 2026-3A, Class C, 4.92%, 10/15/32	140	139
Exeter Automobile Receivables Trust, Series 2026-3A, Class D, 5.44%, 10/15/32	190	189
Exeter Select Automobile Receivables Trust, Series 2025-2, Class B, 4.63%, 11/17/31	180	179
Exeter Select Automobile Receivables Trust, Series 2025-2, Class C, 4.91%, 12/15/31	435	432
Exeter Select Automobile Receivables Trust, Series 2025-3, Class C, 5.00%, 3/15/32	725	721
GM Financial Consumer Automobile Receivables Trust, Series 2023-3, Class B, 5.72%, 1/16/29	5	5
GM Financial Consumer Automobile Receivables Trust, Series 2023-3, Class C, 5.92%, 2/16/29	10	10
GMF Floorplan Owner Revolving Trust, Series 2025-1A, Class C, 4.88%, 3/15/29 (1)	800	801
GMF Floorplan Owner Revolving Trust, Series 2025-2A, Class C, 4.96%, 3/15/30 (1)	820	818
Huntington Bank Auto Credit-Linked Notes, Series 2024-1, Class B1, 6.153%, 5/20/32 (1)	71	72
Huntington Bank Auto Credit-Linked Notes, Series 2024-2, Class B1, 5.442%, 10/20/32 (1)	94	94
Huntington Bank Auto Credit-Linked Notes, Series 2025-1, Class B1, 4.957%, 3/21/33 (1)	511	510
Huntington Bank RVM Credit-Linked Notes, Series 2026-RVM1, Class B1, 5.612%, 8/20/48 (1)	250	249
Huntington Bank RVM Credit-Linked Notes, Series 2026-RVM1, Class C, 5.905%, 8/20/48 (1)	250	249
Huntington Bank RVM Credit-Linked Notes, Series 2026-RVM1, Class D, 8.091%, 8/20/48 (1)	250	250
Navistar Financial Dealer Note Master Owner Trust II, Series 2025-1, Class B, 4.42%, 9/25/30 (1)	111	110
Navistar Financial Dealer Note Master Owner Trust II, Series 2025-1, Class C, 4.72%, 9/25/30 (1)	55	55
Santander Bank Auto Credit-Linked Notes, Series 2023-B, Class C, 5.933%, 12/15/33 (1)	78	78
Santander Bank Auto Credit-Linked Notes, Series 2024-A, Class B, 5.622%, 6/15/32 (1)	108	108
Santander Bank Auto Credit-Linked Notes, Series 2024-B, Class B, 4.965%, 1/18/33 (1)	306	307
Santander Bank Auto Credit-Linked Notes, Series 2025-A, Class B, 4.484%, 1/16/34 (1)	250	249
Santander Bank Auto Credit-Linked Notes, Series 2025-A, Class C, 4.661%, 1/16/34 (1)	250	249
Santander Bank Auto Credit-Linked Notes, Series 2026-A, Class C, 4.953%, 7/17/34 (1)	250	249
Santander Bank Auto Credit-Linked Notes, Series 2026-A, Class D, 5.247%, 7/17/34 (1)	250	249
Santander Bank Auto Credit-Linked Notes, Series 2026-A, Class E, 6.807%, 7/17/34 (1)	250	249
Santander Drive Auto Receivables Trust, Series 2025-2, Class C, 5.06%, 5/15/31	675	678
Santander Drive Auto Receivables Trust, Series 2026-1, Class C, 4.26%, 4/15/32	700	689
SBNA Auto Lease Trust, Series 2025-A, Class A4, 4.87%, 7/20/29 (1)	705	707
Securitized Term Auto Receivables Trust, Series 2025-A, Class B, 5.038%, 7/25/31 (1)	27	27
SFS Auto Receivables Securitization Trust, Series 2024-1A, Class B, 5.38%, 1/21/31 (1)	170	171
SFS Auto Receivables Securitization Trust, Series 2024-1A, Class C, 5.51%, 1/20/32 (1)	15	15
SFS Auto Receivables Securitization Trust, Series 2025-1A, Class C, 5.20%, 10/20/32 (1)	385	387
SFS Auto Receivables Securitization Trust, Series 2026-2A, Class B, 4.89%, 5/20/33 (1)	265	263
SFS Auto Receivables Securitization Trust, Series 2026-2A, Class C, 4.99%, 7/20/34 (1)	95	94
Stellantis Financial Floorplan Master Auto Owner Trust, Series 2026-1A, Class B, 4.89%, 8/20/31 (1)	100	100
Stellantis Financial Floorplan Master Auto Owner Trust, Series 2026-1A, Class C, 5.09%, 8/20/31 (1)	485	483
Stellantis Financial Underwritten Enhanced Lease Trust, Series 2025-CA, Class C, 4.44%, 8/20/30 (1)	815	806
Stellantis Financial Underwritten Enhanced Lease Trust, Series 2026-AA, Class B, 4.61%, 4/22/30 (1)	75	74

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
Stellantis Financial Underwritten Enhanced Lease Trust, Series 2026-AA, Class C, 4.80%, 12/20/30 (1)	715	708
Truist Bank Auto Credit-Linked Notes, Series 2026-1, Class B, 5.067%, 6/26/34 (1)	920	916
US Bank, Series 2023-1, Class B, 6.789%, 8/25/32 (1)	19	19
US Bank, Series 2026-RVM1, Class B1, 4.959%, 12/25/46 (1)	215	211
Wheels Fleet Lease Funding, Series 2026-1, Class C, 4.93%, 4/18/39 (1)	100	99
Wheels Fleet Lease Funding 1, Series 2025-1A, Class C, 5.08%, 1/18/40 (1)	840	840
		28,397
Credit Card 0.1%
Avant Credit Card Master Trust, Series 2026-1A, Class A, 5.54%, 3/15/32 (1)	120	120
Avant Credit Card Master Trust, Series 2026-1A, Class B, 5.84%, 3/15/32 (1)	100	100
Continental Finance Credit Card ABS Master Trust, Series 2025-A, Class A, 5.40%, 12/17/35 (1)	150	148
Imprint Payments Credit Card Master Trust, Series 2026-A, Class B, 5.32%, 7/15/30 (1)	170	170
Imprint Payments Credit Card Master Trust, Series 2026-A, Class C, 5.71%, 7/15/30 (1)	100	100
		638
Home Equity 2.0%
ACHM Trust, Series 2026-HE1, Class A, 5.82%, 8/25/56 (1)	610	608
Angel Oak Mortgage Trust, Series 2026-HB1, Class A1, FRN, SOFR30A + 1.40%, 5.043%, 5/25/56 (1)	419	419
Angel Oak Mortgage Trust, Series 2026-HB1, Class M1, FRN, SOFR30A + 1.60%, 5.243%, 5/25/56 (1)	185	185
Citigroup Mortgage Loan Trust, Series 2026-HE1, Class M2, FRN, SOFR30A + 1.95%, 5.593%, 10/25/56 (1)	100	101
Deephaven Residential Mortgage Trust, Series 2026-HE1, Class A1, FRN, SOFR30A + 1.45%, 5.089%, 9/25/56 (1)	1,360	1,356
FIGRE Trust, Series 2026-FL2, Class A2, 5.819%, 6/25/56 (1)	183	182
FIGRE Trust, Series 2026-FL2, Class A3, 5.919%, 6/25/56 (1)	144	144
FIGRE Trust, Series 2026-HF3, Class A1A, FRN, SOFR30A + 1.40%, 5.043%, 3/25/56 (1)	727	728
FIGRE Trust, Series 2026-HF7, Class A, FRN, SOFR30A + 1.30%, 4.943%, 7/25/56 (1)	631	630
GS Mortgage-Backed Securities Trust, Series 2026-AH2, Class A1A, FRN, SOFR30A + 1.40%, 5.043%, 11/25/56 (1)	917	917
GS Mortgage-Backed Securities Trust, Series 2026-AH2, Class A1B, FRN, SOFR30A + 1.60%, 5.243%, 11/25/56 (1)	281	280
JP Morgan Mortgage Trust, Series 2026-HE1, Class A1, FRN, SOFR30A + 1.25%, 4.889%, 9/20/56 (1)	2,015	2,021
JP Morgan Mortgage Trust, Series 2026-HE1, Class M1, FRN, SOFR30A + 1.45%, 5.089%, 9/20/56 (1)	1,150	1,153
OBX Trust, Series 2026-HE2, Class A1A, FRN, SOFR30A + 1.35%, 4.993%, 6/25/56 (1)	451	452
SAIF Securitization Trust, Series 2026-CES1, Class A1A, 5.399%, 2/25/56 (1)	340	336
Vista Point Securitization Trust, Series 2026-CES2, Class A1, 5.418%, 5/25/56 (1)	2,087	2,078
		11,590
Other Asset-Backed Securities 9.1%
720 East IV, Series 2024-1AR, Class A1R, CLO, FRN, 3M TSFR + 1.26%, 4.932%, 7/15/39 (1)	910	910
Affirm Asset Securitization Trust, Series 2026-X1, Class B, 4.59%, 4/15/31 (1)	100	100
Affirm Asset Securitization Trust, Series 2026-X1, Class C, 4.82%, 4/15/31 (1)	165	164
Affirm Master Trust, Series 2026-3A, Class C, 5.18%, 8/15/34 (1)	635	633

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
Affirm Master Trust, Series 2026-3A, Class D, 5.42%, 8/15/34 (1)	635	633
Amur Equipment Finance Receivables XVI, Series 2026-1A, Class C, 5.38%, 11/21/33 (1)	155	154
Amur Equipment Finance Receivables XVI, Series 2026-1A, Class D, 5.82%, 2/21/34 (1)	125	125
Anchorage Capital, Series 2026-22A, Class BR4, CLO, FRN, 3M TSFR + 1.55%, 5.279%, 1/20/39 (1)	280	281
Arbys Funding, Series 2026-1A, Class A2, 6.369%, 10/30/56 (1)(2)	905	901
Auxilior Term Funding, Series 2024-1A, Class A3, 5.49%, 7/15/31 (1)	71	71
Auxilior Term Funding, Series 2026-1A, Class C, 5.75%, 8/15/36 (1)	100	100
Barings, Series 2021-3A, Class B1R, CLO, FRN, 3M TSFR + 1.63%, 5.359%, 1/18/35 (1)	1,150	1,152
Battalion XII, Series 2018-12A, Class CRR, CLO, FRN, 3M TSFR + 1.55%, 5.291%, 5/17/31 (1)	305	305
Battalion XV, Series 2020-15A, Class CR, CLO, FRN, 3M TSFR + 1.90%, 5.65%, 1/17/33 (1)	250	250
Battalion XV, Series 2020-15A, Class BR, CLO, FRN, 3M TSFR + 1.50%, 5.25%, 1/17/33 (1)	1,000	1,001
Benefit Street Partners XXXIV, Series 2024-34A, Class BR, CLO, FRN, 3M TSFR + 1.52%, 5.239%, 7/25/39 (1)	1,435	1,435
Carlyle US, Series 2024-3A, Class BR, CLO, FRN, 3M TSFR + 1.50%, 5.217%, 7/25/38 (1)	250	250
CCG Receivables Trust, Series 2025-1, Class C, 4.89%, 10/14/32 (1)	500	497
Cedar Funding IX, Series 2018-9A, Class BRR, CLO, FRN, 3M TSFR + 1.65%, 5.407%, 7/20/37 (1)	655	655
Chenango Park, Series 2018-1A, Class BR, CLO, FRN, 3M TSFR + 1.80%, 5.553%, 4/15/30 (1)	803	803
Clarus Capital Funding, Series 2024-1A, Class B, 4.79%, 8/20/32 (1)	100	100
CyrusOne Data Centers Issuer I, Series 2024-2A, Class A2, 4.50%, 5/20/49 (1)	225	216
Dell Equipment Finance Trust, Series 2024-1, Class D, 6.12%, 9/23/30 (1)	100	101
Dell Equipment Finance Trust, Series 2024-1, Class C, 5.73%, 3/22/30 (1)	1,610	1,616
Dell Equipment Finance Trust, Series 2024-2, Class B, 4.82%, 8/22/30 (1)	100	100
Dell Equipment Finance Trust, Series 2024-2, Class D, 5.29%, 2/24/31 (1)	100	100
Dell Equipment Finance Trust, Series 2026-1A, Class C, 4.80%, 12/22/31 (1)	100	99
Dell Equipment Finance Trust, Series 2026-1A, Class D, 5.19%, 11/22/32 (1)	130	129
Dext ABS, Series 2025-1, Class C, 5.39%, 8/15/35 (1)	1,340	1,344
DLLAA, Series 2023-1A, Class A3, 5.64%, 2/22/28 (1)	21	21
DLLAA, Series 2023-1A, Class A4, 5.73%, 10/20/31 (1)	65	66
Elara HGV Timeshare Issuer, Series 2023-A, Class A, 6.16%, 2/25/38 (1)	40	41
Elara HGV Timeshare Issuer, Series 2023-A, Class C, 7.30%, 2/25/38 (1)	40	41
Elmwood 30, Series 2024-6A, Class BR, CLO, FRN, 3M TSFR + 1.50%, 5.19%, 7/17/39 (1)	550	550
FOCUS Brands Funding, Series 2022-1, Class A2, 7.206%, 7/30/52 (1)	48	48
Fortress Credit BSL, Series 2021-3AR, Class AR, FRN, 3M TSFR + 0.96%, 4.72%, 7/20/34 (1)(2)	925	925
Fortress Credit BSL XIV, Series 2021-5A, Class B1R, FRN, 3M TSFR + 1.55%, 5.284%, 10/23/34 (1)	250	250
Fortress Credit BSL XXV, Series 2024-2A, Class B2R, FRN, 3M TSFR + 1.85%, 5.625%, 7/24/37 (1)	410	410
Goto Foods Funding, Series 2026-1A, Class A2, 6.854%, 4/30/56 (1)	985	974
GreatAmerica Leasing Receivables Funding, Series 2026-1, Class C, 5.44%, 5/15/34 (1)	20	20
Harbor Park, Series 2018-1A, Class CR2, CLO, FRN, 3M TSFR + 1.65%, 5.379%, 1/20/31 (1)	1,120	1,119

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
Hardee's Funding, Series 2020-1A, Class A2, 3.981%, 12/20/50 (1)	784	761
Hardee's Funding, Series 2021-1A, Class A2, 2.865%, 6/20/51 (1)	645	606
Hardee's Funding, Series 2024-1A, Class A2, 7.253%, 3/20/54 (1)	211	214
Hilton Grand Vacations Trust, Series 2020-AA, Class C, 6.42%, 2/25/39 (1)	51	52
Hilton Grand Vacations Trust, Series 2026-2A, Class B, 5.10%, 3/27/45 (1)	419	415
Hilton Grand Vacations Trust, Series 2026-2A, Class C, 5.54%, 3/27/45 (1)	212	210
Home Partners of America Trust, Series 2022-1, Class A, 3.93%, 4/17/39 (1)	90	89
Home Partners of America Trust, Series 2022-1, Class D, 4.73%, 4/17/39 (1)	143	141
HPEFS Equipment Trust, Series 2023-2A, Class D, 6.97%, 7/21/31 (1)	26	26
HPEFS Equipment Trust, Series 2024-1A, Class C, 5.33%, 5/20/31 (1)	84	84
HPEFS Equipment Trust, Series 2024-1A, Class D, 5.82%, 11/20/31 (1)	1,600	1,609
HPEFS Equipment Trust, Series 2024-2A, Class B, 5.35%, 10/20/31 (1)	100	100
HPEFS Equipment Trust, Series 2024-2A, Class D, 5.82%, 4/20/32 (1)	100	101
Invesco, Series 2021-1AR, Class A1R, CLO, FRN, 3M TSFR + 0.92%, 4.687%, 4/15/34 (1)(2)	1,875	1,875
Jack in the Box Funding, Series 2022-1A, Class A2I, 3.445%, 2/26/52 (1)	70	69
Jack in the Box Funding, Series 2026-1A, Class A2, 7.624%, 5/25/56 (1)	891	884
KKR 17, Series 17, Class BR2, CLO, FRN, 3M TSFR + 1.60%, 5.278%, 7/15/38 (1)	970	970
KKR 43, Series 2022-43A, Class BR2, CLO, FRN, 3M TSFR + 1.65%, 5.403%, 4/15/38 (1)	825	827
Madison Park Funding XXIV, Series 2016-24A, Class CR2, FRN, 3M TSFR + 2.05%, 5.779%, 10/20/29 (1)	863	863
Magnetite XXIX, Series 2021-29AR, Class BR2, FRN, 3M TSFR + 1.50%, 5.228%, 10/15/39 (1)(2)	470	470
MMAF Equipment Finance, Series 2020-A, Class A4, 1.40%, 8/9/30 (1)	99	97
MVW, Series 2020-1A, Class C, 4.21%, 10/20/37 (1)	35	35
MVW, Series 2023-1A, Class C, 6.54%, 10/20/40 (1)	29	30
MVW, Series 2023-1A, Class B, 5.42%, 10/20/40 (1)	29	30
Neuberger Berman Loan Advisers, Series 2021-43A, Class AR, ClO, FRN, 3M TSFR + 1.05%, 4.80%, 7/17/36 (1)	1,380	1,380
NMEF Funding, Series 2025-A, Class A2, 4.72%, 7/15/32 (1)	167	167
Northwoods Capital XIV-B, Series 2018-14BA, Class AR, CLO, FRN, 3M TSFR + 1.25%, 4.999%, 11/13/31 (1)	34	34
Octagon Investment Partners 47, Series 2020-1A, Class A2R2, FRN, 3M TSFR + 1.55%, 5.283%, 1/22/38 (1)	330	330
Octane Receivables Trust, Series 2023-3A, Class C, 6.74%, 8/20/29 (1)	100	101
Octane Receivables Trust, Series 2024-RVM1, Class A, 5.01%, 1/22/46 (1)	673	674
Octane Receivables Trust, Series 2025-RVM1, Class B, 4.83%, 12/20/46 (1)	345	341
Octane Receivables Trust, Series 2025-RVM1, Class C, 5.26%, 12/20/46 (1)	705	699
Octane Recievables Trust, Series 2026-RVM1, Class B, 5.18%, 6/20/47 (1)	100	100
Octane Recievables Trust, Series 2026-RVM1, Class C, 5.54%, 6/20/47 (1)	100	100
Octane Recievables Trust, Series 2026-RVM1, Class D, 6.06%, 6/20/47 (1)	100	100
OneMain Financial Issuance Trust, Series 2026-2A, Class C, 5.47%, 1/14/38 (1)	410	409
OneMain Financial Issuance Trust, Series 2026-2A, Class D, 5.91%, 1/14/38 (1)	555	553
OZLM Funding II, Series 2012-2A, Class BR4, FRN, 3M TSFR + 1.75%, 5.593%, 7/30/37 (1)	1,270	1,272
Palmer Square, Series 2021-1A, Class A1AR, CLO, FRN, 3M TSFR + 1.15%, 4.879%, 4/20/38 (1)	1,335	1,336
Palmer Square Loan Funding, Series 2024-3A, Class BR, FRN, 3M TSFR + 1.45%, 5.207%, 8/8/32 (1)	465	466

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
Post Road Equipment Finance, Series 2024-1A, Class C, 5.81%, 10/15/30 (1)	100	100
Progress Residential Trust, Series 2021-SFR8, Class E1, 2.382%, 10/17/38 (1)	638	635
Progress Residential Trust, Series 2025-SFR2, Class A, 3.305%, 4/17/42 (1)	1,622	1,520
Regatta X Funding, Series 2017-3A, Class BR2, FRN, 3M TSFR + 1.60%, 5.411%, 7/17/37 (1)	575	575
RR 7, Series 2019-7A, Class A2R2, FRN, 3M TSFR + 1.58%, 5.358%, 10/15/39 (1)	350	350
Sagard-Halseypoint 9, Series 2025-9A, Class A, CLO, FRN, 3M TSFR + 1.29%, 5.019%, 4/20/38 (1)	585	586
SCF Equipment Leasing, Series 2024-1A, Class D, 6.58%, 6/21/33 (1)	125	127
Sculptor XXVII, Series 27A, Class BRR, CLO, FRN, 3M TSFR + 1.50%, 5.229%, 4/20/37 (1)	505	506
SEB Funding, Series 2024-1A, Class A2, 7.386%, 4/30/54 (1)	144	145
SEB Funding, Series 2026-1A, Class A2, 6.665%, 1/30/56 (1)	1,395	1,375
Shackleton, Series 2019-14A, Class BRR, CLO, FRN, 3M TSFR + 1.55%, 5.279%, 7/20/34 (1)	1,010	1,010
Sierra Timeshare Receivables Funding, Series 2022-3A, Class B, 6.32%, 7/20/39 (1)	36	36
Signal Peak 5, Series 2018-5A, Class BR2, CLO, FRN, 3M TSFR + 1.55%, 5.36%, 4/25/37 (1)	250	251
Sound Point XXII, Series 2019-1A, Class BRR, CLO, FRN, 3M TSFR + 1.65%, 5.379%, 1/20/32 (1)	250	250
Squarepoint US, Series 2026-1A, Class A1, CLO, FRN, 3M TSFR + 1.35%, 5.106%, 10/15/39 (1)(2)	940	940
TPIC SPV I, 7.131%, 12/28/29, Acquisition Date: 1/6/26, Cost $244 (3)(4)	257	194
Tricon Residential Trust, Series 2024-SFR2, Class A, 4.75%, 6/17/40 (1)	99	99
Tricon Residential Trust, Series 2024-SFR2, Class D, 6.00%, 6/17/40 (1)	155	154
Trinitas VII, Series 2017-7A, Class A1R2, CLO, FRN, 3M TSFR + 1.06%, 4.87%, 1/25/35 (1)	1,000	1,000
Trinitas XVI, Series 2021-16AR, Class A1R2, CLO, FRN, 3M TSFR + 0.94%, 4.707%, 7/20/34 (1)(2)	1,400	1,400
Trinitas XXIX, Series 2024-29A, Class BR, CLO, FRN, 3M TSFR + 1.60%, 5.324%, 10/23/39 (1)	295	295
Verdant Receivables, Series 2023-1A, Class A2, 6.24%, 1/13/31 (1)	48	48
Verizon Master Trust, Series 2024-6, Class C, 4.67%, 8/20/30	665	664
Verizon Master Trust, Series 2025-3, Class C, 4.90%, 3/20/30	1,500	1,502
Wingspire Equipment Finance, Series 2025-1A, Class C, 4.76%, 9/20/33 (1)	100	99
Zaxbys Funding, Series 2021-1A, Class A2, 3.238%, 7/30/51 (1)	1,235	1,179
		52,350
Residential Mortgage 0.1%
PRET, Series 2026-NPL6, Class A1, CMO, ARM, 5.693%, 5/25/56 (1)	784	781
		781
Student Loan 0.1%
Navient Private Education Refi Loan Trust, Series 2019-CA, Class B, 3.67%, 2/15/68 (1)	151	144
Navient Refinance Loan Trust, Series 2026-A, Class A, 4.86%, 9/15/56 (1)	219	216
		360
Total Asset-Backed Securities (Cost $94,106)		94,116

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
BANK LOANS 5.2% (5)
FINANCIAL INSTITUTIONS 1.1%
Banking 0.0%
BASF Coatings, FRN, 3M TSFR + 3.50%, 7.244%, 5/7/33	145	146
		146
Brokerage Asset Managers Exchanges 0.1%
Citadel Securities, FRN, 3M TSFR + 2.00%, 5.661%, 6/10/33	295	296
CUB Financing Intermediate, FRN, 3M TSFR + 4.25%, 8.009%, 8/5/33	125	126
HighTower Holdings, FRN, 3M TSFR + 2.75%, 6.573%, 2/3/32 (3)	166	166
		588
Finance Companies 0.1%
VCI Asset Holdings 1, 10.00%, 11/20/30	251	264
VCI Asset Holdings 3, 6.875%, 4/24/31	86	86
		350
Financial Other 0.0%
Daintree Bidco, FRN, 3M TSFR + 4.50%, 8.164%, 4/11/33 (3)	90	91
		91
Insurance 0.9%
Acrisure, FRN, 1M TSFR + 3.25%, 6.936%, 6/21/32	163	129
Alera Group, FRN, 1M TSFR + 5.50%, 9.186%, 5/30/33	795	756
Alera Group, FRN, 1M TSFR + 2.75%, 6.436%, 5/30/32	89	87
Alliant Holdings Intermediate, FRN, 1M TSFR + 2.50%, 6.186%, 9/19/31	428	427
Asurion, FRN, 3M TSFR + 5.25%, 9.334%, 1/20/29	652	652
Asurion, B-13, FRN, 3M TSFR + 4.25%, 8.073%, 9/19/30 (6)	353	350
HUB International, FRN, 3M TSFR + 2.25%, 5.984%, 6/20/30	419	420
Jones DesLauriers Insurance Management, FRN, 3M TSFR + 3.00%, 6.823%, 2/2/33	489	482
OneDigital Borrower, FRN, 1M TSFR + 5.25%, 8.936%, 7/2/32	833	787
OneDigital Borrower, FRN, 1M TSFR + 3.00%, 6.686%, 7/2/31	207	204
Truist Insurance Holdings, FRN, 3M TSFR + 4.75%, 8.482%, 5/6/32	535	513
Truist Insurance Holdings, FRN, 3M TSFR + 2.75%, 6.482%, 5/6/31	94	93
		4,900
Total Financial Institutions		6,075
INDUSTRIAL 4.1%
Basic Industry 0.0%
Arsenal AIC Parent, FRN, 1M TSFR + 2.75%, 6.436%, 8/18/30	174	174
Nouryon Finance, FRN, 3M TSFR + 3.50%, 7.23%, 7/8/31	80	80
		254
Capital Goods 0.7%
Charter NEX US, FRN, 1M TSFR + 2.50%, 6.147%, 11/29/30	662	663
Dwyer Instruments, FRN, 3M TSFR + 2.50%, 6.275%, 7/25/33	103	103
Dwyer Instruments, FRN, 3M TSFR + 2.50%, 2.506%, 7/25/33 (7)	7	7
Engineered Machinery Holdings, FRN, 3M TSFR + 2.75%, 6.491%, 11/26/32	240	241

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
MI Windows & Doors, FRN, 1M TSFR + 2.75%, 6.436%, 3/28/31	185	182
Pro Mach Group, FRN, 1M TSFR + 2.50%, 6.186%, 10/15/32	461	462
Quikrete Holdings, FRN, 1M TSFR + 2.25%, 5.936%, 2/10/32	154	154
Resilience Parent, FRN, 3M TSFR + 2.50%, 6.232%, 2/28/33	245	245
Resilience Parent, FRN, 3M TSFR + 5.25%, 8.982%, 2/27/34 (3)	775	768
Sword Purchaser, FRN, 1M TSFR + 4.00%, 7.686%, 4/9/33	385	380
TK Elevator Midco GmbH, FRN, 6M TSFR + 2.75%, 6.704%, 4/30/30	243	244
TK Elevator Midco GmbH, FRN, 3M TSFR + 2.75%, 6.573%, 4/30/30	100	100
TransDigm, FRN, 1M TSFR + 2.50%, 6.186%, 8/19/32	248	249
TransDigm, FRN, 1M TSFR + 2.50%, 6.186%, 2/13/33	264	265
		4,063
Communications 0.9%
BCPE Pequod Buyer, FRN, 1M TSFR + 2.75%, 6.436%, 11/25/31	163	162
Clear Channel Outdoor Holdings, FRN, 1M TSFR + 4.00%, 7.801%, 8/21/28	248	249
CMG Media, FRN, 3M TSFR + 3.50%, 7.332%, 6/18/29	278	262
CSC Holdings, FRN, 3M PRIME + 1.50%, 6.45%, 4/15/27	865	511
Dayforce Bidco, FRN, 1M TSFR + 2.50%, 6.186%, 6/3/33	1,170	1,172
DirecTV Financing, FRN, 3M TSFR + 5.50%, 9.323%, 2/17/31	197	198
EW Scripps, FRN, 1M TSFR + 5.75%, 9.523%, 6/30/28	123	123
EW Scripps, FRN, 1M TSFR + 3.35%, 7.123%, 11/30/29	201	195
iHeartCommunications, FRN, 1M TSFR + 5.78%, 9.576%, 5/1/29	179	158
Lamar Media, FRN, 1M TSFR + 1.50%, 5.186%, 9/23/32 (3)	170	170
Level 3 Financing, FRN, 1M TSFR + 2.75%, 6.436%, 3/29/32	730	732
Oak-Eagle Acquireco, FRN, 3M TSFR + 3.50%, 7.251%, 3/24/33	375	378
Radiate Holdco, FRN, (1.50% PIK and 1M TSFR + 3.50% cash), 7.301%, 9/25/29 (8)	180	159
Radiate Holdco, Closing Date Term Loan, FRN, 1M TSFR + 4.00%, 7.686%, 6/26/29	39	39
Radiate Holdco, Delayed Draw Term Commitment, FRN, 1M TSFR + 4.00%, 7.686%, 6/26/29 (7)	118	118
Sinclair Television Group, FRN, 3M TSFR + 3.30%, 7.147%, 12/31/29	140	128
Townsquare Media, FRN, 3M TSFR + 5.00%, 8.723%, 2/19/30	160	117
		4,871
Consumer Cyclical 0.4%
Autokiniton US Holdings, FRN, 1M TSFR + 4.00%, 7.801%, 4/6/28	404	404
Carvana, FRN, 1M TSFR + 2.25%, 5.936%, 8/15/33	300	298
Clarios Global, FRN, 1M TSFR + 2.50%, 6.186%, 1/28/32	373	374
Delta 2 (LUX), FRN, 3M TSFR + 1.75%, 5.482%, 9/19/31	195	195
EG America, FRN, 1M TSFR + 3.25%, 6.936%, 2/10/31	293	294
EOC Borrower, FRN, 1M TSFR + 2.75%, 6.436%, 3/24/32	183	183
Ontario Gaming GTA, FRN, 3M TSFR + 4.25%, 7.982%, 8/1/30	120	116
TKO Worldwide Holdings, FRN, 3M TSFR + 1.75%, 5.507%, 11/21/31	205	205
Wand NewCo 3, FRN, 1M TSFR + 2.50%, 6.186%, 1/30/31	168	167
		2,236
Consumer Non-Cyclical 0.7%
Bausch & Lomb, FRN, 1M TSFR + 3.75%, 7.436%, 1/15/31	648	652
Bausch Health, FRN, 1M TSFR + 6.25%, 9.936%, 10/8/30	450	448

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
Creek Parent, FRN, 1M TSFR + 3.00%, 6.64%, 8/12/33 (3)	165	165
Hologic, FRN, 3M TSFR + 2.25%, 5.995%, 4/7/33	308	304
Hologic, FRN, 3M TSFR + 5.00%, 8.745%, 1/5/34 (3)	1,515	1,488
LifePoint Health, FRN, 3M TSFR + 3.75%, 7.503%, 5/17/31	349	334
Opal Bidco, FRN, 3M TSFR + 2.50%, 6.232%, 4/28/32	650	653
Paradigm Parent, FRN, 3M TSFR + 4.50%, 8.232%, 4/16/32	174	159
		4,203
Energy 0.2%
Hilcorp Energy I, FRN, 1M TSFR + 1.75%, 5.409%, 2/11/30	808	807
Venture Global Calcasieu Pass, FRN, 6M TSFR + 3.25%, 6.954%, 4/11/33	185	186
		993
Industrial Other 0.0%
Albion Financing 3, FRN, 3M TSFR + 3.00%, 6.74%, 5/21/31	256	257
		257
Technology 1.1%
Applied Systems, FRN, 3M TSFR + 4.50%, 8.232%, 2/23/32	1,081	1,061
Applied Systems, FRN, 3M TSFR + 2.25%, 5.982%, 2/24/31	336	330
Ascend Learning, FRN, 1M TSFR + 3.00%, 6.685%, 12/11/28	224	224
Athenahealth Group, FRN, 1M TSFR + 3.25%, 6.936%, 2/16/32	164	164
Avalara, FRN, 3M TSFR + 2.50%, 6.232%, 3/26/32	285	280
Cloud Software Group, FRN, 3M TSFR + 3.25%, 6.982%, 3/21/31	322	307
Coreweave Financing, FRN, 1M TSFR + 4.50%, 3.811%, 11/15/31 (7)	182	183
Dayforce, FRN, 3M TSFR + 3.00%, 6.823%, 2/4/33 (6)	145	140
Delta TopCo, FRN, 3M TSFR + 5.25%, 8.902%, 11/29/30	310	288
Ellucian Holdings, FRN, 1M TSFR + 2.50%, 6.186%, 10/9/29	56	54
Ellucian Holdings, FRN, 1M TSFR + 4.75%, 8.436%, 11/22/32	926	896
Epicor Software, FRN, 1M TSFR + 2.75%, 6.436%, 5/30/31	276	270
Instructure Holdings, FRN, 3M TSFR + 2.75%, 6.446%, 11/13/31	267	256
Kaseya, FRN, 3M TSFR + 5.00%, 8.823%, 3/21/33	322	180
Lambda, FRN, 1M TSFR + 3.00%, 12/31/30 (6)	55	55
McAfee, FRN, 1M TSFR + 3.00%, 6.686%, 3/1/29	185	175
Neptune Bidco US, FRN, 3M TSFR + 5.00%, 8.863%, 2/3/33	245	244
Proofpoint, FRN, 3M TSFR + 4.50%, 8.249%, 8/31/30 (6)	229	225
QTS Thunder Managing Issuer, FRN, 3M TSFR + 2.25%, 6.025%, 7/22/33	415	412
RealPage, FRN, 3M TSFR + 3.00%, 6.994%, 4/24/28	169	166
UKG, FRN, 3M TSFR + 2.25%, 6.073%, 2/10/31	163	158
Vantor Holdings, FRN, 3M TSFR + 4.50%, 8.118%, 3/3/33	260	261
		6,329
Transportation 0.1%
Bettcher Industries, FRN, 3M TSFR + 4.00%, 7.732%, 4/15/33	279	281
		281
Total Industrial		23,487

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
UTILITY 0.0%
Electric 0.0%
Cogentrix Finance Holdco I, FRN, 1M TSFR + 2.25%, 5.937%, 2/26/32	137	138
Talen Energy Supply, FRN, 3M TSFR + 1.75%, 5.479%, 12/15/31	192	191
		329
Total Utility		329
Total Bank Loans (Cost $30,621)		29,891
CONVERTIBLE BONDS 0.1%
FINANCIAL INSTITUTIONS 0.1%
Banking 0.1%
JPMorgan Chase Financial, 0.50%, 6/15/27	465	524
		524
Total Financial Institutions		524
INDUSTRIAL 0.0%
Communications 0.0%
Cable One, 1.125%, 3/15/28	180	80
		80
Consumer Cyclical 0.0%
Rivian Automotive, 4.625%, 3/15/29	45	52
		52
Total Industrial		132
Total Convertible Bonds (Cost $755)		656
CONVERTIBLE PREFERRED STOCKS 0.4%
FINANCIAL INSTITUTIONS 0.0%
Brokerage Asset Managers Exchanges 0.0%
Ares Management, Series B, 6.75%, 10/1/27	3	124
		124
Total Financial Institutions		124
INDUSTRIAL 0.3%
Capital Goods 0.0%
Boeing, 6.00%, 10/15/27 (9)	2	144
		144
Consumer Non-Cyclical 0.1%
Keurig Dr Pepper, Series A, PIPE , Acquisition Date: 12/24/25, Cost $334 (3)(4)(9)	—	349
		349
Technology 0.2%
Alphabet, Series A, 6.25%, 5/15/29 (9)	8	413

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
Alphabet, Series B, 6.25%, 5/15/29 (9)	9	410
		823
Total Industrial		1,316
MISCELLANEOUS 0.1%
Miscellaneous 0.1%
Acrisure, Series A-2 , Acquisition Date: 5/20/25, Cost $400 (3)(4)(9)	17	525
		525
Total Miscellaneous		525
UTILITY 0.0%
Electric 0.0%
Southern, Series A, 7.125%, 12/15/28 (9)	3	156
		156
Total Utility		156
Total Convertible Preferred Stocks (Cost $1,990)		2,121
CORPORATE BONDS 22.8%
FINANCIAL INSTITUTIONS 7.1%
Banking 3.3%
Banco Santander, 2.749%, 12/3/30	200	180
Bank of America, VR, 5.015%, 7/22/33 (10)	820	810
Bank of America, VR, 5.464%, 5/9/36 (10)	425	423
Bank of America, VR, 5.468%, 1/23/35 (10)	477	478
Bank of America, VR, 5.511%, 1/24/36 (10)	55	55
Barclays, VR, 5.586%, 6/26/37 (10)	430	419
Barclays, VR, 5.785%, 2/25/36 (10)	215	214
CaixaBank, VR, 6.037%, 6/15/35 (1)(10)	1,000	1,021
Citigroup, VR, 5.174%, 9/11/36 (10)	280	272
Citigroup, VR, 6.02%, 1/24/36 (10)	545	549
Citigroup, VR, 6.27%, 11/17/33 (10)	795	833
Fifth Third Bancorp, VR, 5.141%, 1/29/37 (10)	485	464
Fifth Third Bank NA, VR, 5.332%, 8/25/33 (10)	835	820
Goldman Sachs Group, VR, 4.939%, 10/21/36 (10)	580	548
Goldman Sachs Group, VR, 5.655%, 7/21/37 (10)	395	391
Goldman Sachs Group, Series AA, VR, 6.50% (10)(11)	865	858
HSBC Holdings, VR, 4.675%, 3/10/32 (10)	453	441
HSBC Holdings, VR, 5.729%, 8/14/37 (10)	400	396
HSBC Holdings, VR, 5.733%, 5/17/32 (10)	655	666
ING Groep, VR, 5.42%, 3/23/37 (10)	605	591
Intesa Sanpaolo, VR, 4.198%, 6/1/32 (1)(10)	1,175	1,100
Ipoteka-Bank ATIB, 6.45%, 10/9/30	530	534
JPMorgan Chase, VR, 4.81%, 10/22/36 (10)	350	332
JPMorgan Chase, VR, 5.148%, 4/23/37 (10)	1,420	1,374
JPMorgan Chase, VR, 5.717%, 9/14/33 (10)	1,080	1,095
Morgan Stanley, VR, 5.17%, 7/14/32 (10)	515	511

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
Morgan Stanley, VR, 5.32%, 7/19/35 (10)	135	133
PNC Financial Services Group, VR, 5.373%, 7/21/36 (10)	200	197
Santander Holdings USA, VR, 5.701%, 6/5/37 (10)	520	507
Societe Generale, VR, 5.40%, 8/8/34 (1)(10)	620	603
Societe Generale, VR, 5.50%, 4/13/29 (1)(10)	800	805
Standard Chartered, VR, 3.603%, 1/12/33 (1)(10)	200	181
Standard Chartered, VR, 5.846%, 8/13/37 (1)(10)	310	308
Wells Fargo, VR, 2.572%, 2/11/31 (10)	115	106
Wells Fargo, VR, 6.491%, 10/23/34 (10)	410	435
		18,650
Brokerage Asset Managers Exchanges 0.4%
Focus Financial Partners, 7.25%, 9/15/31 (1)	300	303
Hightower Holding, 9.125%, 1/31/30 (1)	145	150
Is Yatirim Menkul Degerler, Series 92 Zero Coupon, 11/27/26 (TRY)	90,420	1,696
Osaic Holdings, 8.00%, 8/1/33 (1)	155	159
		2,308
Finance Companies 1.2%
Ares Capital, 5.10%, 1/15/31	35	34
Ares Capital, 5.25%, 4/12/31	322	311
Ares Capital, 5.55%, 1/15/30	280	277
Ares Capital, 5.80%, 3/8/32 (12)	55	54
Ares Capital, 5.95%, 7/15/29	76	77
Ares Strategic Income Fund, 5.45%, 9/9/28	150	149
Blackstone Private Credit Fund, 5.25%, 4/1/30	425	411
Blackstone Private Credit Fund, 5.60%, 11/22/29	98	97
Blackstone Private Credit Fund, 6.20%, 11/15/31	290	287
Blackstone Secured Lending Fund, 5.25%, 9/4/29	175	172
Blue Owl GP Stakes, 4.88%, 10/30/28, Acquisition Date: 10/9/25, Cost $430 (3)(4)	430	427
Cobra AcquisitionCo, 12.25%, 11/1/29 (1)	105	107
Golub Capital Private Credit Fund, 5.875%, 5/1/30	858	842
Hercules Capital, 6.30%, 7/24/31	180	179
Midcap Financial Issuer Trust, 3M TSFR + 2.05%, 5.803%, 4/15/29, Acquisition Date: 12/22/25, Cost $550 (1)(4)	550	560
Midcap Financial Issuer Trust, 6.50%, 5/1/28 (1)	400	401
Navient, 5.625%, 8/1/33 (12)	96	83
Navient, 7.875%, 6/15/32	206	200
Navient, 9.375%, 7/25/30	235	247
Navient, 9.375%, 10/15/31	220	226
Navient, 11.50%, 3/15/31	170	184
OneMain Finance, 7.50%, 5/15/31	100	103
Rocket, 6.50%, 6/15/34 (1)	215	218
Sixth Street Lending Partners, 5.75%, 1/15/30	160	158
Sixth Street Lending Partners, 6.125%, 7/15/30	258	258
Sixth Street Specialty Lending, 5.625%, 8/15/30	274	271
Sixth Street Specialty Lending, 5.65%, 8/15/31	532	518

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
UWM Holdings, 6.625%, 2/1/30 (1)	310	290
		7,141
Financial Other 0.7%
Aldar Properties PJSC, VR, 6.623%, 4/15/55 (10)	540	528
Atlas Warehouse Lending, 4.95%, 11/15/30 (1)	250	244
HA Sustainable Infrastructure Capital, 6.375%, 7/1/34	404	407
HA Sustainable Infrastructure Capital, VR, 7.125%, 11/15/56 (10)	179	181
HA Sustainable Infrastructure Capital, VR, 8.00%, 6/1/56 (10)	469	492
HAT Holdings I / HAT Holdings II, 3.75%, 9/15/30 (1)(12)	405	376
Howard Hughes, 5.875%, 3/1/32 (1)	222	218
Howard Hughes, 6.125%, 3/1/34 (1)	272	267
Inmobiliaria Vesta, 5.50%, 1/30/33 (1)	290	280
Intercorp Peru, 5.60%, 7/16/33 (1)(12)	280	279
Lumo Kodit, 3.875%, 3/12/32 (EUR)	250	282
Petit Forestier, 5.34%, 6/10/30, Acquisition Date: 4/30/26, Cost $250 (3)(4)	250	250
		3,804
Insurance 0.7%
Acrisure / Acrisure Finance, 7.50%, 11/6/30 (1)	10	9
Alliant Holdings Intermediate / Alliant Holdings Co-Issuer, 7.00%, 1/15/31 (1)	158	161
Alliant Holdings Intermediate / Alliant Holdings Co-Issuer, 7.375%, 10/1/32 (1)	465	471
Aspen Insurance Holdings, 5.75%, 7/1/30	255	259
Asurion / Asurion Co-Issuer, 8.00%, 12/31/32 (1)	420	418
Asurion / Asurion Co-Issuer, 8.375%, 2/1/34 (1)	140	126
CRC Insurance Group, 7.125%, 6/1/31 (1)	165	165
GA Global Funding Trust, 5.50%, 4/1/32 (1)	700	687
Health Care Service, 5.875%, 6/15/54 (1)	565	519
HUB International, 7.25%, 6/15/30 (1)	225	232
HUB International, 7.375%, 1/31/32 (1)	195	200
Jones DesLauriers Insurance Management, 6.875%, 10/1/33 (1)(12)	455	429
Jones DesLauriers Insurance Management, 8.50%, 3/15/30 (1)	160	165
UnitedHealth Group, 5.30%, 6/15/35	265	264
UnitedHealth Group, 5.95%, 6/15/55 (12)	150	147
		4,252
Real Estate Investment Trusts 0.8%
Aedifica SA, 0.875%, 12/2/30 (EUR)	300	308
Brixmor Operating Partnership, 4.85%, 2/15/33	85	82
Brixmor Operating Partnership, 5.20%, 4/1/32	225	223
Brixmor Operating Partnership, 5.375%, 6/15/36	315	306
FIBRA Prologis, 5.50%, 11/26/35 (1)	230	221
GELF Bond Issuer I, 3.625%, 11/27/31 (EUR)	765	865
Kilroy Realty, 2.65%, 11/15/33	143	114
Kilroy Realty, 5.875%, 10/15/35	290	280
Kilroy Realty, 6.25%, 1/15/36	200	198
MPT Operating Partnership / MPT Finance, 8.50%, 2/15/32 (1)	195	198
Praemia Healthcare SACA, 3.875%, 6/5/32 (EUR)	200	225

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
SELP Finance, 3.875%, 4/21/31 (EUR)	245	283
Service Properties Trust,, 0.01%, 9/30/28 (1)	180	170
Service Properties Trust, 8.625%, 11/15/31 (1)	375	393
Ventas Realty, 5.10%, 7/15/32	820	813
		4,679
Total Financial Institutions		40,834
INDUSTRIAL 13.3%
Basic Industry 0.6%
Anglo American Capital, 5.00%, 3/21/33 (1)	425	415
Arsenal AIC Parent, 11.50%, 10/1/31 (1)	160	170
Bond US Bidco 1 / Bidco 2 / Bidco 3 / German Bidco 1 / German Bidco 2, 7.125%, 6/15/33 (1)	200	203
Celanese US Holdings, 7.379%, 7/15/32	210	220
Ecolab, 5.15%, 6/15/33	345	343
GC Treasury Center, VR, 6.50% (1)(10)(11)	200	199
Hybar, 7.375%, 7/1/34 (1)	136	138
Nutrien, 4.85%, 5/29/31	390	386
Nutrien, 5.25%, 3/12/32	59	59
Nutrien, 5.40%, 6/21/34	29	29
Sasol Financing USA, 8.75%, 4/10/33	270	283
SNF Group SACA, 4.50%, 3/15/32 (EUR)	465	546
U.S. Steel, 5.20%, 8/1/31 (1)	200	198
U.S. Steel, 5.70%, 8/1/36 (1)	265	260
Vylor, 5.625%, 8/15/36 (1)	200	200
WS Escrow, 7.75%, 6/1/33 (1)	45	47
		3,696
Capital Goods 0.9%
Axon Enterprise, 6.125%, 3/15/30 (1)	90	92
Axon Enterprise, 6.25%, 3/15/33 (1)	215	219
Boeing, 3.75%, 2/1/50	752	523
Boeing, 6.858%, 5/1/54	952	1,019
Eaton, 4.80%, 3/6/36	200	191
Flowserve, 5.70%, 5/15/36	383	377
Martin Marietta Materials, 5.20%, 1/30/32	175	175
Martin Marietta Materials, 5.40%, 1/30/34	195	195
Quikrete Holdings, 6.375%, 3/1/32 (1)	195	197
Quikrete Holdings, 6.75%, 3/1/33 (1)	150	152
Regal Rexnord, 6.05%, 4/15/28	40	41
Regal Rexnord, 6.30%, 2/15/30	580	598
Sword Purchaser, 8.25%, 4/15/33 (1)	195	202
Sword Purchaser, 10.50%, 4/15/34 (1)	105	109
TransDigm, 6.125%, 7/31/34 (1)	110	109
TransDigm, 6.75%, 1/31/34 (1)	155	157
TransDigm, 7.125%, 12/1/31 (1)	370	383

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
Xylem, 5.20%, 6/1/33	125	124
		4,863
Communications 2.7%
Altice France, 6.875%, 10/15/30 (1)	155	152
AT&T, 4.55%, 11/1/32	335	322
AT&T, 5.25%, 10/30/36	550	526
AT&T, 6.20%, 10/30/56	550	516
Axian Telecom Holding & Management, 7.25%, 7/11/30 (1)	270	273
Beignet Investor, 6.581%, 5/30/49 (1)	842	807
CCO Holdings / CCO Holdings Capital, 4.50%, 6/1/33 (1)	175	152
CCO Holdings / CCO Holdings Capital, 7.00%, 2/1/33 (1)	235	230
CCO Holdings / CCO Holdings Capital, 7.375%, 3/1/31 (1)(12)	120	121
CCO Holdings / CCO Holdings Capital, 7.375%, 2/1/36 (1)(12)	170	164
Charter Communications Operating / Charter Communications Operating Capital, 6.384%, 10/23/35	304	296
Charter Communications Operating / Charter Communications Operating Capital, 6.55%, 6/1/34	152	152
Charter Communications Operating / Charter Communications Operating Capital, 7.85%, 8/15/56	685	696
Clear Channel Outdoor Holdings, 7.125%, 2/15/31 (1)	105	108
Clear Channel Outdoor Holdings, 7.50%, 3/15/33 (1)	80	84
CMG Media, 8.875%, 6/18/29 (1)	610	468
Connect Finco / Connect US Finco, 9.00%, 9/15/29 (1)	200	209
CSC Holdings, 5.50%, 4/15/27 (1)(12)	400	232
CSC Holdings, 11.25%, 5/15/28 (1)	200	111
CSC Holdings, 11.75%, 1/31/29 (1)	200	110
Directv Financing / Directv Financing Co-Obligor, 9.25%, 6/1/32 (1)	190	198
Directv Financing / Directv Financing Co-Obligor, 10.00%, 2/15/31 (1)	170	180
Discovery Global Holdings, 4.279%, 3/15/32	15	14
Discovery Global Holdings, 5.05%, 3/15/42	275	201
DISH DBS, 5.75%, 12/1/28 (1)	195	192
DISH DBS, 7.375%, 7/1/28	270	266
EchoStar, 10.75%, 11/30/29	645	697
EW Scripps, 9.875%, 8/15/30 (1)(12)	215	194
Gray Media, 9.625%, 7/15/32 (1)	215	221
Level 3 Financing, 6.875%, 6/30/33 (1)	80	81
Level 3 Financing, 7.00%, 3/31/34 (1)	385	394
Meta Platforms, 5.50%, 11/15/45	455	395
Meta Platforms, 5.625%, 11/15/55	192	160
NTT Finance, 5.171%, 7/16/32 (1)	200	197
OAK-Eagle Acquireco, 7.25%, 7/1/33 (1)	183	190
OAK-Eagle Acquireco, 8.75%, 7/1/34 (1)	180	191
Rogers Communications, 3.80%, 3/15/32	1,200	1,103
SBA Tower Trust, 4.831%, 10/15/54 (1)	505	502
Sirius XM Radio, 5.875%, 4/15/32 (1)	220	217
Sopaipilla Investor, 7.534%, 11/30/48 (1)	835	855
Space Exploration Technologies, 5.65%, 7/15/33 (1)	740	712

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
Space Exploration Technologies, 6.65%, 7/15/56 (1)	510	453
Stagwell Global, 5.625%, 8/15/29 (1)	175	171
Time Warner Cable, 7.30%, 7/1/38	91	91
T-Mobile USA, 5.00%, 2/15/36	800	761
T-Mobile USA, 5.70%, 1/15/56	275	246
Univision Communications, 8.50%, 7/31/31 (1)	115	116
Univision Communications, 9.375%, 8/1/32 (1)	120	123
Veon Midco, 6.95%, 6/1/31 (1)	560	560
Viasat, 7.50%, 5/30/31 (1)	105	105
		15,515
Consumer Cyclical 1.8%
Advance Auto Parts, 7.00%, 8/1/30 (1)	135	138
Advance Auto Parts, 7.375%, 8/1/33 (1)	240	246
Airbnb, 4.65%, 3/16/31	330	326
Amazon.com, 6.10%, 7/9/56	580	559
AutoZone, 4.95%, 7/15/31	225	223
Carvana, 9.00%, 6/1/31, (14.00% PIK until 8/15/25 then 9.00% Cash to maturity) (1)(8)	299	330
Clarios Global / Clarios US Finance, 6.75%, 2/15/30 (1)	145	149
Eurofins Scientific, 3.875%, 2/5/33 (EUR)	490	558
Ferrari, 3.625%, 5/21/30 (EUR)	230	268
Flutter Treasury DAC, 5.875%, 6/4/31 (1)	245	241
Ford Motor Credit, 5.73%, 9/5/30	270	270
General Motors Financial, 5.10%, 9/15/31	555	549
General Motors Financial, 5.45%, 1/8/36	165	161
General Motors Financial, 6.10%, 1/7/34	469	481
General Motors Financial, 6.40%, 1/9/33	154	161
GLP Capital / GLP Financing II, 3.25%, 1/15/32	176	155
GLP Capital / GLP Financing II, 4.00%, 1/15/31	353	330
GLP Capital / GLP Financing II, 5.25%, 2/15/33	550	530
Hyundai Capital America, 5.25%, 6/21/33 (1)	220	216
Hyundai Capital America, 5.40%, 1/8/31 (1)	150	151
Match Group Holdings II, 6.125%, 9/15/33 (1)	234	231
Mercedes-Benz Finance North America, 5.45%, 8/4/33 (1)	860	852
NFL, 4.78%, 10/5/30, Acquisition Date: 6/27/25, Cost $335 (3)(4)	335	335
Nissan Motor, 7.50%, 7/17/30 (1)	215	221
Nissan Motor Acceptance, 6.125%, 9/30/30 (1)	220	216
Ontario Gaming GTA, 8.00%, 8/1/30 (1)	115	115
Rivian Holdings / Rivian / Rivian Automotive, 10.00%, 1/15/31 (1)	590	604
Royal Caribbean Cruises, 5.55%, 1/20/34	435	432
Six Flags Entertainment / Canada's Wonderland / Millennium Operations, 8.625%, 1/15/32 (1)(12)	170	172
VICI Properties, 5.40%, 10/15/31	585	581
Voyager Parent, 9.25%, 7/1/32 (1)	158	169
Wand NewCo 3, 7.625%, 1/30/32 (1)	140	142
ZF North America Capital, 7.50%, 3/24/31 (1)	280	287
		10,399

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
Consumer Non-Cyclical 1.7%
1261229 BC, 10.00%, 4/15/32 (1)	240	249
Augusta SpinCo, 4.945%, 3/23/33	160	157
Augusta SpinCo, 5.245%, 3/23/36	290	283
BAT Capital, 5.35%, 8/15/32	320	322
BAT Capital, 5.55%, 8/5/36	335	332
Bayer US Finance, 5.375%, 7/20/33 (1)	260	257
Bon Secours Mercy Health, 3.464%, 6/1/30	200	191
CHS / Community Health Systems, 9.75%, 1/15/34 (1)	155	158
CHS / Community Health Systems, 10.875%, 1/15/32 (1)	187	198
CommonSpirit Health, 2.782%, 10/1/30	48	44
Constellation Brands, 4.85%, 5/6/31	315	311
CVS Health, 5.625%, 2/21/53	630	567
CVS Health, VR, 6.75%, 12/10/54 (10)	628	645
CVS Health, VR, 7.00%, 3/10/55 (10)	176	181
Galderma Finance Europe, 3.50%, 3/20/30 (EUR)	230	265
Health & Happiness H&H International Holdings, 9.125%, 7/24/28	300	316
Icon Investments Six DAC, 5.421%, 8/13/31 (1)	295	294
Imperial Brands Finance, 5.50%, 7/7/36 (1)	360	349
Imperial Brands Finance, 5.625%, 7/1/35 (1)	530	522
LifePoint Health, 7.00%, 5/1/34 (1)	215	202
LifePoint Health, 10.00%, 6/1/32 (1)(12)	538	521
Maple Parent Holdings, 4.728%, 3/26/35 (EUR)	480	556
Medline Borrower / Medline Co-Issuer, 5.25%, 6/15/33 (1)	645	634
Medline Borrower / Medline Co-Issuer, 6.25%, 4/1/29 (1)	110	112
Newell Brands, 6.25%, 8/15/31 (1)	300	301
Newell Brands, 6.625%, 5/15/32 (12)	115	118
Newell Brands, 8.50%, 6/1/28 (1)	139	145
Opal Bidco, 6.50%, 3/31/32 (1)	375	379
Paradigm Parent & Paradigm Parent Co-Issuer, 8.75%, 4/17/32 (1)	165	155
Sutter Health, Series 2025, 5.213%, 8/15/32	125	125
Sutter Health, Series 2025, 5.537%, 8/15/35	390	393
Wolfspeed, 15.875%, 6/23/30, (9.88% Cash or 4.00% PIK) (1)(8)	261	287
		9,569
Energy 2.3%
AmeriGas Partners / AmeriGas Finance, 9.50%, 6/1/30 (1)	81	86
Breakwater Energy Holdings, 9.25%, 11/15/30 (1)	250	266
BX Frontier Member II PP, 6.60%, 12/31/60, Acquisition Date: 3/12/26, Cost $474 (4)	474	474
Cheniere Energy, 5.20%, 7/30/36 (1)	1,135	1,095
Cheniere Energy Partners, 3.25%, 1/31/32	90	82
Cheniere Energy Partners, 5.55%, 10/30/35	284	283
Cheniere Energy Partners, 5.75%, 8/15/34	37	37
Cheniere Energy Partners, 5.95%, 6/30/33	14	14
Cheniere Energy Partners, 6.05%, 11/30/56 (1)	230	222
Columbia Pipelines Operating, 5.507%, 5/15/36 (1)	240	236

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
Comstock Resources, 6.75%, 3/1/29 (1)	170	168
Crescent Energy Finance, 7.375%, 1/15/33 (1)	355	362
Crescent Energy Finance, 7.625%, 4/1/32 (1)	105	108
Crescent Energy Finance, 9.75%, 10/15/30 (1)	155	163
Diamondback Energy, 5.40%, 4/18/34	425	424
FS Luxembourg, 8.625%, 6/25/33	420	391
Harbour Energy Finance 2, 6.327%, 4/1/35 (1)	1,120	1,130
Hilcorp Energy I / Hilcorp Finance, 8.375%, 11/1/33 (1)	530	562
Matador Resources, 6.00%, 4/15/34 (1)	220	215
Matador Resources, 6.25%, 4/15/33 (1)	165	165
National Fuel Gas, 4.75%, 5/15/29	95	94
National Fuel Gas, 5.05%, 10/15/31	270	265
NGL Energy Operating / NGL Energy Finance, 8.375%, 2/15/32 (1)	175	183
ONEOK, 5.05%, 11/1/34	514	496
ONEOK, 6.05%, 9/1/33	560	578
ONEOK Partners, 6.85%, 10/15/37	770	829
P&P Synergy SEC 1, 9.335%, 7/8/30, Acquisition Date: 12/1/25, Cost $280 (4)	280	284
Permian Resources Operating, 6.25%, 2/1/33 (1)	160	163
Prairie Acquiror, 9.00%, 8/1/29 (1)	135	140
Raizen Fuels Finance, 6.25%, 7/8/32 (13)	400	230
Raizen Fuels Finance, 6.45%, 3/5/34 (1)(13)	540	309
Rio Grande LNG, 6.15%, 6/30/41 (1)	595	577
SM Energy, 9.625%, 6/15/33 (1)	325	358
Sunoco, 7.25%, 5/1/32 (1)	85	88
Tallgrass Energy Partners, 7.375%, 2/15/29 (1)	140	144
TPI Composites, 10.00%, 12/6/26, Acquisition Date: 1/6/26, Cost $21 (3)(4)	21	23
Transocean, 7.875%, 10/15/32 (1)	50	53
Transocean, 8.25%, 5/15/29 (1)	85	88
Transocean, 8.75%, 2/15/30 (1)	129	134
Transocean Aquila, 8.00%, 9/30/28 (1)	52	53
Venture Global LNG, VR, 9.00% (1)(10)(11)	530	537
Venture Global LNG, 9.50%, 2/1/29 (1)	245	264
Venture Global Plaquemines LNG, 6.50%, 1/15/34 (1)	135	140
Venture Global Plaquemines LNG, 6.50%, 6/15/34 (1)	95	98
Venture Global Plaquemines LNG, 7.50%, 5/1/33 (1)	150	163
Venture Global Plaquemines LNG, 7.75%, 5/1/35 (1)	350	389
		13,163
Industrial Other 0.3%
Albion Financing 1 / Aggreko Holdings, 7.00%, 5/21/30 (1)	200	207
Booz Allen Hamilton, 5.95%, 4/15/35 (12)	1,115	1,105
Green Palm Bidco, 5.957%, 6/30/41 (1)	400	392
		1,704
Technology 2.9%
Accenture Capital, 5.00%, 7/10/31	525	523
APLD ComputeCo 2, 6.75%, 3/15/31 (1)	280	269

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
AthenaHealth Group, 6.50%, 2/15/30 (1)	180	176
Automatic Data Processing, 5.00%, 5/7/36	555	538
Beacon Point DC, 6.129%, 11/30/42 (1)	259	246
Big Sky Funding, 5.75%, 10/20/35 (1)	33	33
Big Sky Funding, Series B, 8.50%, 10/20/35, Acquisition Date: 7/9/26, Cost $10 (3)(4)	3	3
Clarivate Science Holdings, 4.875%, 7/1/29 (1)	248	233
Cloud Software Group, 9.00%, 9/30/29 (1)	225	226
Edged Compute, 7.50%, 4/30/31 (1)	300	285
Experian Finance US, 5.35%, 8/24/36 (1)	315	306
Fidelity National Information Services, 4.80%, 3/10/31	625	612
Fiserv, 4.20%, 10/1/28	215	212
Fiserv, 4.55%, 2/15/31	1,385	1,338
Fiserv, 5.375%, 8/21/28	200	202
Flash Compute, 7.25%, 12/31/30 (1)	164	165
Foundry JV Holdco, 6.10%, 1/25/36 (1)	200	204
Foundry JV Holdco, 6.20%, 1/25/37 (1)	200	205
Foundry JV Holdco, 6.40%, 1/25/38 (1)	1,530	1,587
HUT 8 DC, 6.192%, 11/15/42 (1)	610	592
Intel, 5.30%, 5/15/36	170	164
Kaspi.KZ JSC, 6.25%, 3/26/30 (1)	805	814
McAfee, 7.375%, 2/15/30 (1)	190	172
Meridian Arc Holdco, 6.25%, 4/30/31 (1)	490	466
Motorola Solutions, 5.40%, 4/15/34	150	149
Neptune Bidco, 9.29%, 4/15/29 (1)	140	143
Neptune Bidco, 9.50%, 2/15/33 (1)	130	133
Neptune Bidco, 10.375%, 5/15/31 (1)	485	510
Oracle, 3.60%, 4/1/40	45	31
Oracle, 3.60%, 4/1/50	100	58
Oracle, 3.95%, 3/25/51	91	55
Oracle, 5.20%, 9/26/35	241	216
Oracle, 5.70%, 2/4/36	584	540
Oracle, 5.95%, 9/26/55	570	453
Oracle, 6.70%, 2/4/56	193	170
PR RNO Property Owner 1, 6.50%, 5/1/31 (1)	175	162
QTS Central Issuer / QTS TRS Central Issuer, 6.625%, 9/1/31 (1)	185	182
QTS Fayetteville I Dc1-2 / QTS TRS Fayetteville I DC1-2, 5.70%, 4/15/36 (1)	865	783
RD Michigan Property Owner I, 7.50%, 3/30/45 (1)	845	804
Salesforce, 2.90%, 7/15/51	195	110
Salesforce, 6.55%, 3/15/56	555	541
Stripe, Series A, 5.04%, 9/26/30, Acquisition Date: 9/16/25, Cost $570 (3)(4)	570	570
Synopsys, 5.70%, 4/1/55 (12)	400	370
UKG, 6.875%, 2/1/31 (1)	160	158
WULF Compute, 7.75%, 10/15/30 (1)	485	504
Yondr JK 1, 6.875%, 6/30/31 (1)	285	267
		16,480

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
Transportation 0.1%
Avis Budget Car Rental / Avis Budget Finance, 8.25%, 1/15/30 (1)	145	149
Heathrow Funding, 1.875%, 3/14/36 (EUR)	459	452
Heathrow Funding, 3.875%, 1/16/38 (EUR)	100	110
		711
Total Industrial		76,100
UTILITY 2.4%
Electric 2.2%
AES, 5.75%, 7/15/33	135	134
AES, 5.80%, 3/15/32	680	682
Alpha Generation, 6.75%, 10/15/32 (1)	175	176
CFE Fibra E, 5.875%, 9/23/40 (1)	194	188
Chile Electricity Lux Mpc II, 5.58%, 10/20/35 (1)	196	195
Chpe, 5.10%, 6/30/33 (1)	170	167
CHPE, 5.65%, 9/30/35, Acquisition Date: 8/22/25, Cost $200 (3)(4)	200	200
Constellation Energy Generation, 3.75%, 3/1/31	200	188
Constellation Energy Generation, 4.625%, 2/1/29	169	167
Constellation Energy Generation, 5.00%, 2/1/31	172	170
Dominion Energy, VR, 6.15%, 12/15/56 (10)	250	247
Edison International, 5.00%, 5/5/28	220	220
Entergy, VR, 6.50%, 12/15/56 (10)	330	329
Eversource Energy, 5.95%, 7/15/34	364	374
FirstEnergy, 2.25%, 9/1/30	74	66
FirstEnergy, 2.65%, 3/1/30	390	359
FirstEnergy Pennsylvania Electric, 4.55%, 3/15/31 (1)	235	230
FirstEnergy Transmission, 5.00%, 1/15/35	150	145
Kentucky Utilities, 5.85%, 8/15/55	60	58
Louisville Gas & Electric, 5.85%, 8/15/55	60	58
NextEra Energy Capital Holdings, Series CC, VR, 6.625%, 10/1/66 (10)	315	307
Niagara Mohawk Power, 4.647%, 10/3/30 (1)	355	349
NRG Energy, 5.875%, 5/15/34 (1)	275	268
NRG Energy, 6.00%, 1/15/36 (1)	185	180
NRG Energy, 10.25% (1)(10)(11)	260	276
Pacific Gas & Electric, 3.50%, 8/1/50	213	136
Pacific Gas & Electric, 4.95%, 7/1/50	205	163
Pacific Gas & Electric, 5.05%, 10/15/32	580	567
Pacific Gas & Electric, 6.15%, 1/15/33	790	812
PacifiCorp, VR, 7.125%, 8/15/56 (10)	315	311
PG&E, VR, 6.85%, 9/15/56 (10)	105	103
PG&E, VR, 7.375%, 3/15/55 (10)	164	165
RWE Finance US, 5.125%, 9/18/35 (1)	345	329
RWE Finance US, 5.875%, 4/16/34 (1)	490	496
Southern California Edison, 4.80%, 3/15/33	365	350
Southern California Edison, 4.95%, 9/15/31	400	392
Talen Energy Supply, 6.125%, 5/1/31 (1)	100	100

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
Talen Energy Supply, 6.25%, 2/1/34 (1)	270	265
Talen Energy Supply, 6.50%, 2/1/36 (1)	155	152
Vistra, VR, 8.00% (1)(10)(11)	154	154
Vistra, VR, 8.875% (1)(10)(11)	1,520	1,619
Vistra Operations, 5.70%, 12/30/34 (1)	16	16
Vistra Operations, 6.95%, 10/15/33 (1)	490	521
XPLR Infrastructure Operating Partners, 7.75%, 4/15/34 (1)	345	365
		12,749
Natural Gas 0.2%
APA Infrastructure, 5.125%, 9/16/34 (1)	249	241
Sempra, 5.25%, 3/15/36	140	135
Southern California Gas, 5.45%, 6/15/35	265	264
Southern California Gas, Series GGG, 5.50%, 9/1/36	250	247
		887
Total Utility		13,636
Total Corporate Bonds (Cost $132,495)		130,570
FOREIGN GOVERNMENT OBLIGATIONS & MUNICIPALITIES 4.2%
Government Guarantee 0.3%
Magyar Export-Import Bank, 6.00%, 5/16/29 (EUR)	1,185	1,452
		1,452
Owned No Guarantee 0.5%
Comision Federal de Electricidad, 6.045%, 1/28/34 (1)	630	614
Export-Import Bank of India, 2.25%, 1/13/31 (1)	650	575
Mexico City Airport Trust, 3.875%, 4/30/28 (1)	200	196
Petroleos Mexicanos, 10.00%, 2/7/33	1,220	1,424
		2,809
Sovereign 2.9%
Angola Government International Bonds, 9.375%, 3/31/33 (1)	575	596
Argentina Republic Government International Bonds, 5.00%, 7/9/35	1,230	930
Argentina Republic Government International Bonds, 1.00%, 7/9/29	528	472
Bahamas Government International Bonds, 8.25%, 6/24/36 (1)	295	326
Chile Government International Bonds, 3.10%, 5/7/41	1,065	783
Colombia Government International Bonds, 7.75%, 11/7/36	1,035	1,100
Costa Rica Government International Bonds, 6.001%, 1/16/36 (EUR) (1)	1,250	1,514
Dominican Republic International Bonds, 4.875%, 9/23/32 (1)	1,225	1,154
Ecuador Government International Bonds, 8.75%, 1/29/34 (1)	895	895
El Salvador Government International Bonds, 7.65%, 6/15/35 (1)	1,150	1,192
Honduras Government International Bonds, 6.40%, 7/29/36 (1)	450	452
Israel Government International Bonds, 5.50%, 3/12/34	583	584
Mexico Government International Bonds, 6.125%, 2/9/38	530	511
Mexico Government International Bonds, 6.25%, 8/27/37	450	442
Montenegro Government International Bonds, 7.25%, 3/12/31 (1)	1,075	1,124
Morocco Government International Bonds, 2.00%, 9/30/30 (EUR)	545	586

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
Romania Government International Bonds, 6.625%, 2/17/28	576	587
Romania Government International Bonds, 6.625%, 5/16/36 (1)	828	828
Romania Government International Bonds, 5.375%, 6/7/33 (EUR) (1)	300	346
Romania Government International Bonds, 5.75%, 7/4/36 (1)	260	244
Serbia International Bonds, 5.50%, 5/6/36 (1)	1,110	1,061
Serbia International Bonds, 6.25%, 5/26/28	570	580
Trinidad & Tobago Government International Bonds, 6.20%, 7/16/38 (1)	280	277
		16,584
Treasuries 0.5%
Nigeria OMO Bills, 21.207%, 9/15/26 (NGN)	1,725,000	1,280
Nigeria OMO Bills, 19.311%, 11/3/26 (NGN)	2,400,000	1,734
		3,014
Total Foreign Government Obligations & Municipalities (Cost $23,606)		23,859
MUNICIPAL SECURITIES 0.3%
Puerto Rico 0.3%
Puerto Rico Commonwealth, Series A1, GO, 5.625%, 7/1/27	2	2
Puerto Rico Commonwealth, Series A1, GO, 5.625%, 7/1/29	4	4
Puerto Rico Commonwealth, Series A1, GO, 4.00%, 7/1/33	3	3
Puerto Rico Commonwealth, Series A1, GO, 4.00%, 7/1/35	3	3
Puerto Rico Commonwealth, Series A1, GO, 4.00%, 7/1/37	3	2
Puerto Rico Commonwealth, Series A1, GO, 4.00%, 7/1/41	3	3
Puerto Rico Commonwealth, Series A, GO, Zero Coupon, 7/1/33	4	3
Puerto Rico Commonwealth, Series CW, GO, VR, 11/1/43 (14)	2,413	1,720
		1,740
Total Municipal Securities (Cost $1,447)		1,740
NON-U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES 9.7%
Collateralized Mortgage Obligations 6.7%
Angel Oak Mortgage Trust, Series 2022-2, Class A1, CMO, ARM, 4.078%, 1/25/67 (1)	192	179
Angel Oak Mortgage Trust, Series 2022-6, Class A1, CMO, ARM, 4.30%, 7/25/67 (1)	217	216
Angel Oak Mortgage Trust, Series 2023-6, Class A2, CMO, ARM, 6.50%, 12/25/67 (1)	68	68
Angel Oak Mortgage Trust, Series 2025-3, Class A1, CMO, ARM, 5.42%, 3/25/70 (1)	483	481
Bayview Opportunity Master Fund VI Trust, Series 2021-6, Class A5, CMO, ARM, 2.50%, 10/25/51 (1)	408	358
Bayview Opportunity Master Funding, Series 2020-1, Class A3, CMO, ARM, 3.285%, 5/28/50 (1)	100	88
BINOM Mortgage Loan Trust, Series 2026-NQM1, Class A1, CMO, ARM, 5.06%, 2/25/66 (1)	228	225
BRAVO Residential Funding Trust, Series 2026-NQM4, Class A1, CMO, ARM, 5.183%, 3/25/66 (1)	357	354
Chase Home Lending Mortgage Trust, Series 2024-RPL4, Class A1B, CMO, ARM, 3.375%, 12/25/64 (1)	21	18
Citigroup Mortgage Loan Trust, Series 2020-EXP2, Class A3, CMO, ARM, 2.50%, 8/25/50 (1)	72	62
Citigroup Mortgage Loan Trust, Series 2020-EXP2, Class A4, CMO, ARM, 2.50%, 8/25/50 (1)	734	629

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
CLIP Trust, Series 2026-NQM1, Class A1, CMO, ARM, 5.221%, 5/25/71 (1)	361	357
COLT Mortgage Loan Trust, Series 2025-8, Class A1, CMO, ARM, 5.48%, 8/25/70 (1)	485	483
COLT Mortgage Loan Trust, Series 2025-INV2, Class A3, CMO, ARM, 5.954%, 2/25/70 (1)	427	425
Connecticut Avenue Securities Trust, Series 2025-R01, Class 1M1, CMO, ARM, FRN, SOFR30A + 1.10%, 4.743%, 1/25/45 (1)	230	230
Connecticut Avenue Securities Trust, Series 2025-R02, Class 1A1, CMO, ARM, FRN, SOFR30A + 1.00%, 4.643%, 2/25/45 (1)	923	923
Connecticut Avenue Securities Trust, Series 2026-R02, Class 1M1, CMO, ARM, FRN, SOFR30A + 1.05%, 4.693%, 2/25/46 (1)	339	338
Connecticut Avenue Securities Trust, Series 2026-R03, Class 2M1, CMO, ARM, FRN, SOFR30A + 1.25%, 4.893%, 4/25/46 (1)	756	756
Connecticut Avenue Securities Trust, Series 2026-R04, Class 2M1, CMO, ARM, FRN, SOFR30A + 1.15%, 4.793%, 7/25/46 (1)	367	367
Cross Mortgage Trust, Series 2024-H6, Class A1, CMO, ARM, 5.129%, 9/25/69 (1)	144	144
Cross Mortgage Trust, Series 2025-H4, Class A1, CMO, ARM, 5.596%, 6/25/70 (1)	1,740	1,738
Cross Mortgage Trust, Series 2025-H5, Class A1B, CMO, ARM, 5.509%, 7/25/70 (1)	288	287
Cross Mortgage Trust, Series 2026-NQM3, Class A1, CMO, ARM, 5.125%, 3/25/71 (1)	1,122	1,112
Cross Mortgage Trust, Series 2026-NQM6, Class A2, CMO, ARM, 5.521%, 5/25/71 (1)	276	273
Deephaven Residential Mortgage Trust, Series 2026-INV2, Class A1, CMO, ARM, 5.483%, 2/25/71 (1)	398	395
EFMT, Series 2024-INV2, Class A1, CMO, ARM, 5.035%, 10/25/69 (1)	735	732
EFMT, Series 2024-INV2, Class A2, CMO, ARM, 5.289%, 10/25/69 (1)	78	77
EFMT, Series 2025-INV1, Class A1, CMO, ARM, 5.626%, 3/25/70 (1)	133	133
EFMT, Series 2025-INV2, Class A1, CMO, ARM, 5.387%, 5/26/70 (1)	234	233
EFMT, Series 2025-NQM3, Class A1, CMO, ARM, 5.494%, 8/25/70 (1)	1,033	1,029
EFMT, Series 2025-NQM6, Class A1, CMO, ARM, 5.001%, 12/25/70 (1)	136	134
EFMT, Series 2026-INV8, Class A2, CMO, ARM, 5.876%, 8/25/71 (1)	658	656
EFMT, Series 2026-NQM4, Class A1, CMO, ARM, 5.466%, 4/25/71 (1)	223	222
EFMT, Series 2026-NQM4, Class A2, CMO, ARM, 5.669%, 4/25/71 (1)	656	650
FIGRE Trust, Series 2026-HE6, Class B, 5.741%, 6/25/56 (1)	355	351
Freddie Mac STACR REMIC Trust, Series 2022-DNA3, Class M1B, CMO, ARM, FRN, SOFR30A + 2.90%, 6.543%, 4/25/42 (1)	2,200	2,225
Freddie Mac STACR REMIC Trust, Series 2022-DNA5, Class M1B, CMO, ARM, FRN, SOFR30A + 4.50%, 8.143%, 6/25/42 (1)	150	154
Freddie Mac STACR REMIC Trust, Series 2022-DNA6, Class M1B, CMO, ARM, FRN, SOFR30A + 3.70%, 7.343%, 9/25/42 (1)	1,385	1,419
Freddie Mac STACR REMIC Trust, Series 2025-DNA3, Class M1, CMO, ARM, FRN, SOFR30A + 1.10%, 4.743%, 9/25/45 (1)	237	236
Freddie Mac STACR REMIC Trust, Series 2025-HQA1, Class A1, CMO, ARM, FRN, SOFR30A + 0.95%, 4.593%, 2/25/45 (1)	91	91
Freddie Mac STACR REMIC Trust, Series 2025-HQA1, Class M1, CMO, ARM, FRN, SOFR30A + 1.15%, 4.793%, 2/25/45 (1)	186	185
Freddie Mac STACR REMIC Trust, Series 2026-DNA2, Class M1, CMO, ARM, FRN, SOFR30A + 1.20%, 4.843%, 3/25/46 (1)	168	168
Freddie Mac STACR REMIC Trust, Series 2026-HQA1, Class A1, CMO, ARM, FRN, SOFR30A + 1.00%, 4.643%, 5/25/46 (1)	275	275
GCAT Trust, Series 2025-NQM1, Class A1, CMO, ARM, 5.373%, 11/25/69 (1)	306	304
GCAT Trust, Series 2026-NQM2, Class A1, CMO, ARM, 5.449%, 2/25/71 (1)	917	911
GS Mortgage-Backed Securities Trust, Series 2021-GR2, Class A4, CMO, ARM, 2.50%, 2/25/52 (1)	360	287

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
GS Mortgage-Backed Securities Trust, Series 2026-HE2, Class M1, FRN, SOFR30A + 1.70%, 5.343%, 10/25/66	500	500
HOMES Trust, Series 2024-AFC1, Class A1, CMO, ARM, 5.224%, 8/25/59 (1)	180	179
HOMES Trust, Series 2025-NQM2, Class A1, CMO, ARM, 5.425%, 2/25/70 (1)	281	279
HOMES Trust, Series 2026-AFC1, Class A1, CMO, ARM, 4.846%, 2/25/61 (1)	391	384
HOMES Trust, Series 2026-NQM2, Class A1, CMO, ARM, 5.488%, 1/25/71 (1)	669	665
HOMES Trust, Series 2026-NQM3, Class A2, CMO, ARM, 5.465%, 4/27/71 (1)	542	536
Imperial Fund Mortgage Trust, Series 2021-NQM2, Class A1, CMO, ARM, 1.073%, 9/25/56 (1)	663	555
JP Morgan Mortgage Trust, Series 2016-3, Class B3, CMO, ARM, 3.316%, 10/25/46 (1)	44	43
JP Morgan Mortgage Trust, Series 2017-2, Class B5, CMO, ARM, 3.652%, 5/25/47 (1)	291	258
JP Morgan Mortgage Trust, Series 2017-5, Class B2, CMO, ARM, 4.867%, 10/26/48 (1)	157	158
JP Morgan Mortgage Trust, Series 2020-5, Class B2, CMO, ARM, 3.568%, 12/25/50 (1)	167	147
JP Morgan Mortgage Trust, Series 2020-LTV1, Class B1A, CMO, ARM, 3.215%, 6/25/50 (1)	164	142
JP Morgan Mortgage Trust, Series 2023-DSC2, Class A1, CMO, ARM, 5.25%, 11/25/63 (1)	147	143
JP Morgan Mortgage Trust, Series 2025-HE3, Class A1, CMO, ARM, FRN, SOFR30A + 1.35%, 4.989%, 3/20/56 (1)	43	43
JP Morgan Mortgage Trust, Series 2025-NQM3, Class A1, CMO, ARM, 5.495%, 11/25/65 (1)	1,047	1,043
MFA Trust, Series 2023-INV2, Class A2, CMO, ARM, 7.177%, 10/25/58 (1)	66	66
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-DSC2, Class A1, CMO, ARM, 5.443%, 7/25/70 (1)	102	102
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-NQM5, Class A1, CMO, ARM, 5.439%, 7/25/70 (1)	251	250
Morgan Stanley Residential Mortgage Loan Trust, Series 2026-NEW2, Class A1, CMO, ARM, 5.764%, 8/25/71 (1)	145	145
Morgan Stanley Residential Mortgage Loan Trust, Series 2026-NQM4, Class A1, CMO, ARM, 5.075%, 3/25/71 (1)	364	359
New Residential Mortgage Loan Trust, Series 2025-NQM4, Class A1, CMO, ARM, 5.35%, 7/25/65 (1)	378	374
New Residential Mortgage Loan Trust, Series 2026-NQM4, Class A1, CMO, ARM, 5.003%, 2/25/66 (1)	430	424
NYMT Loan Trust, Series 2025-INV1, Class A1, CMO, ARM, 5.402%, 4/25/60 (1)	856	852
NYMT Loan Trust, Series 2026-INV2, Class A1, CMO, ARM, 5.475%, 4/25/61 (1)	350	348
OBX Trust, Series 2020-EXP2, Class A8, CMO, ARM, 3.00%, 5/25/60 (1)	18	15
OBX Trust, Series 2020-EXP3, Class 1A9, CMO, ARM, 3.00%, 1/25/60 (1)	129	110
OBX Trust, Series 2024-HYB1, Class A1, CMO, ARM, 3.688%, 3/25/53 (1)	124	123
OBX Trust, Series 2025-NQM14, Class A1B, CMO, ARM, 5.162%, 7/25/65 (1)	619	613
OBX Trust, Series 2025-NQM6, Class A1, CMO, ARM, 5.603%, 3/25/65 (1)	932	931
OBX Trust, Series 2026-R2, Class A1, CMO, ARM, 5.364%, 3/25/63 (1)	276	273
OBX Trust, Series 2026-R2, Class A2, CMO, ARM, 5.613%, 3/25/63 (1)	98	97
RCKT Mortgage Trust, Series 2024-CES8, Class A1A, CMO, ARM, 5.49%, 11/25/44 (1)	124	124
RCKT Mortgage Trust, Series 2025-CES3, Class A1A, CMO, ARM, 5.553%, 3/25/55 (1)	883	882
RCO IX Mortgage, Series 2026-4, Class A2, CMO, ARM, 6.657%, 8/25/31 (1)	951	947
Santander Mortgage Asset Receivable Trust, Series 2025-NQM2, Class A1, CMO, ARM, 5.732%, 2/25/65 (1)	452	452
Sequoia Mortgage Trust, Series 2019-5, Class B3, CMO, ARM, 3.708%, 12/25/49 (1)	376	339
Sequoia Mortgage Trust, Series 2024-HYB1, Class A1A, CMO, ARM, 4.558%, 11/25/63 (1)	172	171

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
SG Residential Mortgage Trust, Series 2026-3, Class A1, CMO, ARM, 5.188%, 4/25/66 (1)	632	624
Towd Point Mortgage Trust, Series 2024-2, Class A1B, CMO, ARM, 4.937%, 12/25/64 (1)	231	231
Towd Point Mortgage Trust, Series 2024-3, Class A1B, CMO, ARM, 4.985%, 7/25/65 (1)	64	63
Towd Point Mortgage Trust, Series 2024-5, Class A1B, CMO, ARM, 4.64%, 10/25/64 (1)	1,026	1,006
Towd Point Mortgage Trust, Series 2025-1, Class A1A, CMO, ARM, 4.838%, 6/25/65 (1)	441	439
Towd Point Mortgage Trust, Series 2025-1, Class A1B, CMO, ARM, 4.838%, 6/25/65 (1)	222	220
Towd Point Mortgage Trust, Series 2026-1, Class A1A, CMO, ARM, 4.132%, 1/25/66 (1)	470	461
Verus Securitization Trust, Series 2021-R3, Class A1, CMO, ARM, 1.02%, 4/25/64 (1)	15	15
Verus Securitization Trust, Series 2025-2, Class A1, CMO, ARM, 5.307%, 3/25/70 (1)	467	465
Verus Securitization Trust, Series 2025-INV1, Class A3, CMO, ARM, 5.953%, 2/25/70 (1)	216	216
Verus Securitization Trust, Series 2026-6, Class A1, CMO, ARM, 5.513%, 7/27/71 (1)	806	802
		38,592
Commercial Mortgage-Backed Securities 3.0%
ARES Commercial Mortgage Trust, Series 2026-RTL, Class B, ARM, FRN, 1M TSFR + 1.40%, 5.05%, 8/15/43 (1)	280	280
ARES Commercial Mortgage Trust, Series 2026-RTL, Class C, ARM, FRN, 1M TSFR + 1.55%, 5.20%, 8/15/43 (1)	535	536
Bank, Series 2024-BNK47, Class A5, ARM, 5.716%, 6/15/57	254	260
Bank5, Series 2024-5YR10, Class AS, ARM, 5.637%, 10/15/57	1,155	1,159
Bank5, Series 2024-5YR12, Class AS, ARM, 6.122%, 12/15/57	315	320
Bank5, Series 2024-5YR8, Class AS, ARM, 6.378%, 8/15/57	965	987
Benchmark Mortgage Trust, Series 2019-B13, Class A4, ARM, 2.952%, 8/15/57	640	601
Benchmark Mortgage Trust, Series 2024-V7, Class A3, 6.228%, 5/15/56	255	261
BFLD Commercial Mortgage Trust, Series 2025-5MW, Class C, ARM, 5.633%, 10/10/42 (1)	220	217
BMO Mortgage Trust, Series 2024-5C5, Class AS, 6.364%, 2/15/57	960	980
BMO Mortgage Trust, Series 2026-C15, Class A5, ARM, 5.818%, 8/15/59	165	169
BSREP Commercial Mortgage Trust, Series 2021-DC, Class C, FRN, 1M TSFR + 1.66%, 5.304%, 8/15/38 (1)	132	118
BX Commercial Mortgage Trust, Series 2024-GPA3, Class B, ARM, FRN, 1M TSFR + 1.64%, 5.282%, 12/15/39 (1)	83	84
BX Commercial Mortgage Trust, Series 2024-MDHS, Class A, FRN, 1M TSFR + 1.64%, 5.281%, 5/15/41 (1)	85	85
BX Commercial Mortgage Trust, Series 2024-MDHS, Class B, FRN, 1M TSFR + 1.84%, 5.48%, 5/15/41 (1)	102	102
BX Commercial Mortgage Trust, Series 2024-SLCT, Class B, ARM, FRN, 1M TSFR + 1.79%, 5.432%, 1/15/42 (1)	100	100
BX Commercial Mortgage Trust, Series 2024-SLCT, Class C, ARM, FRN, 1M TSFR + 2.39%, 6.031%, 1/15/42 (1)	165	165
BX Trust, Series 2025-ROIC, Class B, ARM, FRN, 1M TSFR + 1.39%, 5.033%, 3/15/30 (1)	810	808
BX Trust, Series 2025-TAIL, Class A, ARM, FRN, 1M TSFR + 1.40%, 5.039%, 6/15/35 (1)	190	190
BX Trust, Series 2025-VOLT, Class A, ARM, FRN, 1M TSFR + 1.70%, 5.339%, 12/15/44 (1)	615	613
BX Trust, Series 2025-VOLT, Class B, ARM, FRN, 1M TSFR + 2.10%, 5.739%, 12/15/44 (1)	460	459
BX Trust, Series 2026-CLS, Class B, ARM, FRN, 1M TSFR + 1.70%, 5.339%, 5/15/43 (1)	115	115
BX Trust, Series 2026-CLS, Class C, ARM, FRN, 1M TSFR + 2.35%, 5.989%, 5/15/43 (1)	100	100
BX Trust, Series 2026-PNDA, Class B, ARM, FRN, 1M TSFR + 1.50%, 5.139%, 5/15/43 (1)	375	376

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
CENT Trust, Series 2025-CITY, Class A, ARM, 5.091%, 7/10/40 (1)	645	638
Commercial Mortgage Trust, Series 2016-CR28, Class B, ARM, 4.71%, 2/10/49	13	13
CONE Trust, Series 2024-DFW1, Class A, ARM, FRN, 1M TSFR + 1.64%, 5.281%, 8/15/41 (1)	120	119
CSAIL Commercial Mortgage Trust, Series 2019-C18, Class C, ARM, 4.038%, 12/15/52	145	134
Extended Stay America Trust, Series 2025-ESH, Class C, ARM, FRN, 1M TSFR + 1.85%, 5.489%, 10/15/42 (1)	311	312
Hilt Commercial Mortgage Trust, Series 2024-ORL, Class B, FRN, 1M TSFR + 1.94%, 5.58%, 5/15/37 (1)	140	140
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class B, ARM, 5.95%, 1/13/40 (1)	730	736
HYT Commercial Mortgage Trust, Series 2024-RGCY, Class A, ARM, FRN, 1M TSFR + 1.84%, 5.481%, 9/15/41 (1)	240	240
ILPT Commercial Mortgage Trust, Series 2022-LPFX, Class C, ARM, 3.951%, 3/15/32 (1)	100	90
Manhattan West Mortgage Trust, Series 2026-2MW, Class B, ARM, 5.718%, 6/10/48 (1)	1,095	1,074
MSWF Commercial Mortgage Trust, Series 2023-2, Class A5, ARM, 6.014%, 12/15/56	550	571
New Economy Assets Phase 1 Sponsor, Series 2021-1, Class B1, 2.41%, 10/20/61 (1)	100	58
NYC Trust, Series 2026-9W57, Class B, ARM, 5.353%, 6/6/40 (1)	1,360	1,338
Real Estate Asset Liquidity Trust, Series 2025-1A, Class A1, ARM, 3.93%, 1/12/60 (CAD) (1)	1,289	929
Real Estate Asset Liquidity Trust, Series 2025-1A, Class A2, ARM, 4.40%, 1/12/60 (CAD) (1)	1,690	1,215
SCG Mortgage Trust, Series 2026-PALM, Class B, ARM, FRN, 1M TSFR + 1.50%, 5.139%, 7/15/43 (1)	100	100
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class B, FRN, 1M TSFR + 1.74%, 5.38%, 5/15/39 (1)	100	100
WB Commercial Mortgage Trust, Series 2024-HQ, Class A, ARM, 6.134%, 3/15/40 (1)	100	100
		16,992
Total Non-U.S. Government Mortgage-Backed Securities (Cost $55,873)		55,584
PREFERRED STOCKS 0.1%
FINANCIAL INSTITUTIONS 0.1%
Insurance 0.1
AH Parent, Series A, Acquisition Date: 9/27/24, Cost $355 (3)(4)(9)	—	249
Navacord, Acquisition Date: 1/30/26, Cost $498 (CAD) (3)(4)(9)	1	436
		685
Total Financial Institutions		685
Total Preferred Stocks (Cost $692)		685
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED SECURITIES 23.8%
U.S. Government Agency Obligations 18.9%
Federal Home Loan Mortgage
1.50%, 4/1/41	49	40
2.00%, 3/1/42 - 4/1/52	7,729	2,939
2.50%, 10/1/36 - 1/1/54	14,298	7,439
3.00%, 1/1/33 - 6/1/52	3,368	2,932
3.50%, 10/1/47 - 6/1/52	1,497	1,344
4.00%, 11/1/37 - 10/1/52	713	664

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
4.50%, 10/1/48 - 10/1/53	890	842
5.00%, 11/1/52 - 2/1/56	6,998	6,793
5.50%, 8/1/53 - 10/1/55	4,968	4,943
6.00%, 2/1/53 - 8/1/55	6,630	6,737
6.50%, 9/1/54 - 9/1/55	1,019	1,053
Federal National Mortgage Assn.
1.50%, 3/1/36 - 1/1/42	799	704
2.00%, 9/1/36 - 4/1/52	24,417	14,058
2.50%, 1/1/42 - 1/1/61	2,043	1,680
3.00%, 12/1/32 - 9/1/52	3,471	3,083
3.50%, 5/1/35 - 8/1/53	5,344	4,794
4.00%, 11/1/37 - 6/1/53	3,972	3,662
4.50%, 12/1/43 - 2/1/54	2,374	2,254
5.00%, 11/1/44 - 12/1/54	1,294	1,258
5.50%, 7/1/53 - 11/1/55	4,364	4,343
6.00%, 12/1/52 - 7/1/55	1,842	1,879
6.50%, 1/1/53 - 9/1/55	1,708	1,766
UMBS, TBA (15)
2.00%, 9/17/41 - 9/14/56	8,353	6,704
2.50%, 9/17/41 - 9/14/56	6,550	5,450
3.00%, 9/14/56	3,285	2,800
3.50%, 9/14/56	1,620	1,437
4.00%, 9/14/56	3,220	2,938
4.50%, 9/14/56	3,070	2,881
5.00%, 9/14/56	3,135	3,024
5.50%, 9/14/56	4,995	4,943
6.00%, 9/14/56	2,005	2,027
6.50%, 9/14/56	630	649
		108,060
U.S. Government Obligations 4.9%
Government National Mortgage Assn.
2.00%, 12/20/50 - 3/20/52	3,569	1,711
2.50%, 8/20/50 - 11/20/51	6,474	901
3.00%, 11/20/46 - 6/20/52	2,956	2,577
3.50%, 3/20/46 - 10/20/52	1,997	1,805
4.00%, 6/20/47 - 10/20/52	2,091	1,925
4.50%, 6/20/47 - 7/20/53	1,703	1,611
5.00%, 8/20/47 - 12/20/54	1,555	1,517
5.50%, 4/20/48 - 12/20/55	371	369
6.00%, 9/20/52 - 12/20/52	332	339
Government National Mortgage Assn., TBA (15)
2.00%, 9/21/56	3,530	2,829
2.50%, 9/21/56	5,455	4,559
3.00%, 9/21/56	255	221
3.50%, 9/21/56	240	210
4.00%, 9/21/56	155	140

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
4.50%, 9/21/56	2,615	2,448
5.00%, 9/21/56	1,910	1,848
5.50%, 9/21/56	2,350	2,333
6.00%, 9/21/56	550	557
		27,900
Total U.S. Government & Agency Mortgage-Backed Securities (Cost $136,836)		135,960
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING MORTGAGE-BACKED) 22.4%
U.S. Treasury Obligations 22.4%
U.S. Treasury Bonds, 1.75%, 8/15/41	190	124
U.S. Treasury Bonds, 2.375%, 2/15/42	2,385	1,684
U.S. Treasury Bonds, 3.25%, 5/15/42	130	104
U.S. Treasury Bonds, 3.625%, 2/15/53	30	23
U.S. Treasury Bonds, 3.625%, 5/15/53	640	488
U.S. Treasury Bonds, 3.875%, 2/15/43	115	99
U.S. Treasury Bonds, 3.875%, 5/15/43	2,020	1,726
U.S. Treasury Bonds, 4.00%, 11/15/42	155	135
U.S. Treasury Bonds, 4.00%, 11/15/52	1,920	1,570
U.S. Treasury Bonds, 4.125%, 8/15/44	17,635	15,389
U.S. Treasury Bonds, 4.25%, 2/15/54	5,170	4,404
U.S. Treasury Bonds, 4.25%, 8/15/54	12,165	10,361
U.S. Treasury Bonds, 4.50%, 2/15/44	340	313
U.S. Treasury Bonds, 4.50%, 11/15/54	2,095	1,861
U.S. Treasury Bonds, 4.625%, 5/15/54	3,755	3,405
U.S. Treasury Bonds, 4.625%, 11/15/55	6,195	5,618
U.S. Treasury Bonds, 4.625%, 11/15/44	6,215	5,781
U.S. Treasury Bonds, 4.625%, 2/15/55	10,195	9,244
U.S. Treasury Bonds, 4.75%, 8/15/55	360	333
U.S. Treasury Bonds, 4.75%, 11/15/43	655	623
U.S. Treasury Bonds, 4.75%, 5/15/55	1,795	1,661
U.S. Treasury Bonds, 4.75%, 2/15/45	9,910	9,354
U.S. Treasury Bonds, 5.00%, 5/15/45	2,185	2,126
U.S. Treasury Notes, 3.50%, 2/15/33	340	319
U.S. Treasury Notes, 3.75%, 8/31/31	4,490	4,339
U.S. Treasury Notes, 4.00%, 1/31/31	1,055	1,035
U.S. Treasury Notes, 4.00%, 2/15/34	2,110	2,025
U.S. Treasury Notes, 4.125%, 3/31/32	1,260	1,235
U.S. Treasury Notes, 4.125%, 8/15/53	2,505	2,091
U.S. Treasury Notes, 4.125%, 7/31/31	5,930	5,831
U.S. Treasury Notes, 4.125%, 2/29/32	10,890	10,677
U.S. Treasury Notes, 4.25%, 8/15/35	1,420	1,372
U.S. Treasury Notes, 4.25%, 11/15/34	3,270	3,174
U.S. Treasury Notes, 4.375%, 8/15/43	1,805	1,641
U.S. Treasury Notes, 4.375%, 1/31/32 (16)	10,905	10,824

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
U.S. Treasury Notes, 4.50%, 12/31/31	7,475	7,467
		128,456
Total U.S. Government Agency Obligations (Excluding Mortgage-Backed) (Cost $134,144)		128,456
SHORT-TERM INVESTMENTS 1.9%
Money Market Funds 1.5%
T. Rowe Price Government Reserve Fund, 3.72% (17)(18)	8,260	8,260
		8,260
Commercial Paper 0.4%
CRF Sequoia, 0.000% (1)(19)	2,425	2,425
		2,425
Total Short-Term Investments (Cost $10,685)		10,685
SECURITIES LENDING COLLATERAL 0.3%
Investments in a Pooled Account through Securities Lending Program with State Street Bank and Trust Company 0.3%
Money Market Funds 0.3%
T. Rowe Price Treasury Reserve Fund, 3.72% (17)(18)	1,929	1,929
Total Investments in a Pooled Account through Securities Lending Program with State Street Bank and Trust Company		1,929
Total Securities Lending Collateral (Cost $1,929)		1,929

T. ROWE PRICE TOTAL RETURN ETF

August 31, 2026 Unaudited

(Amounts in 000s, except for contracts)

OPTIONS PURCHASED 0.0%
OTC Options Purchased 0.0%

Counterparty	Description	Contracts	Notional Amount	$ Value
Barclays Bank	2 Year Interest Rate Swap, 1/12/29 Receive Fixed 2.50% Annually, Pay Variable 3.68% (SOFR) Annually, 1/8/27 @ 2.50% *(9)	2	274,300	12
Total OTC Options Purchased (Cost $424)				12
Total Options Purchased (Cost $424)				12

Total Investments in Securities 107.6% of Net Assets (Cost $625,603)	$616,264
Other Assets Less Liabilities (7.6%)	(43,690)
Net Assets 100.0%	$572,574

‡	Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
*	Exercise Spread
(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $204,581 and represents 35.7% of net assets.

(2)	When-issued security.
(3)	Level 3 in fair value hierarchy.
(4)
Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").  Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.  The fund may have registration rights for certain restricted securities.  Any costs related to such registration are generally borne by the issuer.  The aggregate value of restricted securities (excluding 144A holdings) at period-end amounts to $4,879 and represents 0.9% of net assets.

(5)
Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.

(6)	All or a portion of this loan is unsettled as of August 31, 2026. The interest rate for unsettled loans will be determined upon settlement after period end.
(7)
All or a portion of the position represents an unfunded commitment; a liability to fund the commitment has been recognized.  The fund's total unfunded commitments at August 31, 2026, was $189 and was valued at $189
(0.0% of net assets).

(8)	Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(9)	Non-income producing
(10)
Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.

(11)	Perpetual security with no stated maturity date.
(12)	All or a portion of this security is on loan at August 31, 2026.
(13)	Issuer has failed to make a scheduled interest and/or principal payment or is in default.
(14)	Contingent value instrument that only pays out if a portion of the territory's Sales and Use Tax outperforms the projections in the Oversight Board's Certified Fiscal Plan.
(15)	To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $47,998 and represents 8.4% of net assets.
(16)	At August 31, 2026, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(17)	Seven-day yield
(18)	Affiliated Companies

T. ROWE PRICE TOTAL RETURN ETF

August 31, 2026 Unaudited

(19)
Commercial paper exempt from registration under Section 4(2) of the Securities Act of 1933 and may be resold in transactions exempt from registration only to dealers in that program or other "accredited investors" -- total value of such securities at period-end amounts to $2,425 and represents 0.4% of net assets.

1M TSFR	One month term SOFR (Secured overnight financing rate)
3M TSFR	Three month term SOFR (Secured overnight financing rate)
6M TSFR	Six month term SOFR (Secured overnight financing rate)
ARM
Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLO	Collateralized Loan Obligation
CLP	Chilean Peso
CMO	Collateralized Mortgage Obligation
CNH	Offshore China Renminbi
COP	Colombian Peso
CZK	Czech Koruna
EGP	Egyptian Pound
ETF	Exchange-Traded Fund
EUR	Euro
FRN	Floating Rate Note
GBP	British Pound
GO	General Obligation
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NGN	Nigerian Naira
NOK	Norwegian Krone
NZD	New Zealand Dollar
OTC	Over-the-counter
PEN	Peruvian New Sol
PHP	Philippines Peso
PIK	Payment-in-kind
PIPE	Private Investment in Public Equity
PLN	Polish Zloty
PRIME	Prime rate
SEK	Swedish Krona
SGD	Singapore Dollar
SOFR	Secured overnight financing rate
SOFR30A	30-day Average term SOFR (Secured Overnight Financing Rate)
TBA	To-Be-Announced

T. ROWE PRICE TOTAL RETURN ETF

THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
UMBS	Uniform Mortgage-Backed Securities
USD	U.S. Dollar
VR
Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

ZAR	South African Rand

T. ROWE PRICE TOTAL RETURN ETF

(Amounts in 000s, except for contracts)

OPTIONS WRITTEN 0.0%
OTC Options Written 0.0%

Counterparty	Description	Contracts	Notional Amount	$ Value
Barclays Bank	2 Year Interest Rate Swap, 1/12/29 Receive Fixed 2.00% Annually, Pay Variable 3.68% (SOFR) Annually, 1/8/27 @ 2.00% *	2	274,300	(4)
Wells Fargo	iShares iBoxx USD High Yield Corporate Bond ETF, Call, 9/18/26 @ $79.00	419	3,344	(29)
Wells Fargo	iShares iBoxx USD High Yield Corporate Bond ETF, Put, 9/18/26 @ $79.00	303	2,418	(5)
Total OTC Options Written (Premiums $(204))				(38)
Total Options Written (Premiums $(204))				(38)

T. ROWE PRICE TOTAL RETURN ETF

(Amounts in 000s)

SWAPS 0.5%

Description	Notional Amount	$ Value	Upfront Payments/ $ (Receipts)	Unrealized $ Gain/(Loss)
BILATERAL SWAPS 0.4%
Credit Default Swaps, Protection Sold 0.4%
Goldman Sachs, Protection Sold (Relevant Credit: Carvana Co., B3*), Receive 5.00% Quarterly, Pay upon credit default, 12/20/30	8	1	1	—
Goldman Sachs, Protection Sold (Relevant Credit: Markit CDX.NA.IG.S45, 10 Year Index), Receive 1.00% Quarterly, Pay upon credit default, 12/20/30	65,925	2,291	2,087	204
JP Morgan, Protection Sold (Relevant Credit: Carvana Co., B3*), Receive 5.00% Quarterly, Pay upon credit default, 12/20/30	8	1	—	1
Total Bilateral Credit Default Swaps, Protection Sold			2,088	205
Total Return Swaps 0.0%
JP Morgan, Receive Underlying Reference: ARES Capital Corp. At Maturity, Pay Variable 3.68% (SOFR + 0.48%) At Maturity, 11/09/26	665	(1)	5	(6)
JP Morgan, Receive Underlying Reference: Carlyle Secured Lending, Inc. At Maturity, Pay Variable 3.68% (SOFR + 0.48%) At Maturity, 11/09/26	174	(4)	1	(5)
JP Morgan, Receive Underlying Reference: Goldman Sachs Private Credit Corp. At Maturity, Pay Variable 3.68% (SOFR + 0.48%) At Maturity, 11/09/26	264	(1)	1	(2)
JP Morgan, Receive Underlying Reference: HPS Corporate Lending Fund At Maturity, Pay Variable 3.68% (SOFR + 0.48%) At Maturity, 11/09/26	251	1	2	(1)
JP Morgan, Receive Underlying Reference: Hercules Capital, Inc. At Maturity, Pay Variable 3.68% (SOFR + 0.48%) At Maturity, 11/09/26	230	(1)	—	(1)
JP Morgan, Receive Underlying Reference: iShares iBoxx USD Investment Grade Corporate Bond ETF Monthly, Pay Variable 3.68% (SOFR + 0.35%) Monthly, 1/19/28	13	5	—	5
JP Morgan, Receive Underlying Reference: ARES Capital Corp. At Maturity, Pay Variable 3.68% (SOFR + 0.48%) At Maturity, 11/09/26	174	—	(1)	1
JP Morgan, Receive Underlying Reference: ARES Strategic Income Fund At Maturity, Pay Variable 3.68% (SOFR + 0.48%) At Maturity, 11/09/26	190	—	—	—
JP Morgan, Receive Underlying Reference: Apollo Debt Solutions BDC At Maturity, Pay Variable 3.68% (SOFR + 0.48%) At Maturity, 11/09/26	510	—	(2)	2
JP Morgan, Receive Underlying Reference: Bain Capital Specialty Finance, Inc. At Maturity, Pay Variable 3.68% (SOFR + 0.48%) At Maturity, 11/09/26	174	—	—	—

T. ROWE PRICE TOTAL RETURN ETF

(Amounts in 000s)
Description	Notional Amount	$ Value	Upfront Payments/ $ (Receipts)	Unrealized $ Gain/(Loss)
JP Morgan, Receive Underlying Reference: Blackstone Secured Lending Fund At Maturity, Pay Variable 3.68% (SOFR + 0.48%) At Maturity, 11/09/26	250	(1)	3	(4)
JP Morgan, Receive Underlying Reference: Blue Owl Capital Corp. At Maturity, Pay Variable 3.68% (SOFR + 0.48%) At Maturity, 11/09/26	1,295	3	(4)	7
JP Morgan, Receive Underlying Reference: Blue Owl Credit Income Corp. At Maturity, Pay Variable 3.68% (SOFR + 0.48%) At Maturity, 11/09/26	1,293	6	(6)	12
Total Bilateral Total Return Swaps			(1)	8
Total Bilateral Swaps			2,087	213

Description	Notional Amount	$ Value	Initial $ Value	Unrealized $ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.1%
Credit Default Swaps, Protection Sold 0.1%
Protection Sold (Relevant Credit: Markit CDX.NA.IG.S46, 5 Year Index), Receive 1.00% Quarterly, Pay upon credit default, 6/20/31	14,180	331	297	34
Total Centrally Cleared Credit Default Swaps, Protection Sold				34
Net payments (receipts) of variation margin to date				$(352)
Variation margin receivable (payable) on centrally cleared swaps				$(318)

*
Credit ratings as of August 31, 2026. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.

T. ROWE PRICE TOTAL RETURN ETF

(Amounts in 000s)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Settlement	Receive		Deliver		Unrealized Gain/(Loss)
Bank of America	9/2/26	COP	1,922,601	USD	594	$2
Bank of America	9/2/26	TWD	16,778	USD	530	(1)
Bank of America	9/2/26	USD	1,186	CNH	7,985	(2)
Bank of America	9/2/26	USD	598	COP	1,922,601	2
Bank of America	9/2/26	USD	561	NOK	5,253	(1)
Bank of America	9/2/26	USD	517	TWD	16,778	(12)
Bank of America	10/2/26	NOK	5,253	USD	561	1
Bank of America	11/20/26	USD	1,259	EUR	1,087	(8)
BNP Paribas	9/2/26	BRL	974	USD	188	—
BNP Paribas	9/2/26	ILS	1,898	USD	637	(3)
BNP Paribas	9/2/26	USD	188	BRL	974	—
BNP Paribas	9/2/26	USD	58	MYR	236	(1)
BNP Paribas	10/2/26	BRL	974	USD	187	—
BNP Paribas	10/2/26	USD	638	ILS	1,898	3
BNP Paribas	11/20/26	USD	1,603	EUR	1,387	(12)
Canadian Imperial Bank of Commerce	9/2/26	CNH	7,976	USD	1,187	—
Canadian Imperial Bank of Commerce	9/30/26	USD	1,189	CNH	7,976	—
Citibank NA	9/2/26	EGP	17,362	USD	341	1
Citibank NA	9/2/26	TWD	20,644	USD	648	3
Citibank NA	9/2/26	USD	340	EGP	17,362	(1)
Citibank NA	9/2/26	USD	652	TWD	20,644	2
Citibank NA	9/14/26	EGP	61,235	USD	1,196	2
Citibank NA	9/14/26	USD	1,207	EGP	61,235	9
Citibank NA	10/2/26	USD	649	TWD	20,644	(3)
Citibank NA	10/5/26	EGP	17,362	USD	336	—
Citibank NA	10/14/26	EGP	83,705	USD	1,646	(32)
Citibank NA	12/14/26	EGP	61,235	USD	1,165	(14)
Deutsche Bank	9/2/26	BRL	14,379	USD	2,805	(30)
Deutsche Bank	9/2/26	USD	2,775	BRL	14,379	—
Deutsche Bank	10/14/26	USD	1,304	EGP	70,655	(59)
Goldman Sachs	9/2/26	BRL	941	USD	184	(2)
Goldman Sachs	9/2/26	BRL	956	USD	186	(2)
Goldman Sachs	9/2/26	USD	184	BRL	956	—
Goldman Sachs	9/2/26	USD	182	BRL	941	—
HSBC Bank	9/2/26	THB	19,175	USD	586	(8)
HSBC Bank	10/2/26	USD	587	THB	19,175	8
HSBC Bank	11/20/26	USD	1,267	EUR	1,093	(6)
HSBC Bank	11/20/26	USD	3,904	EUR	3,367	(19)
JPMorgan Chase	9/2/26	EGP	18,064	USD	346	10
JPMorgan Chase	9/2/26	EGP	210	USD	4	—
JPMorgan Chase	9/2/26	EGP	132	USD	3	—
JPMorgan Chase	9/2/26	EGP	360	USD	7	—
JPMorgan Chase	9/2/26	MYR	13	USD	3	—
JPMorgan Chase	9/2/26	MYR	2,934	USD	726	3
JPMorgan Chase	9/2/26	TRY	28,708	USD	590	5
JPMorgan Chase	9/2/26	USD	7	EGP	360	—
JPMorgan Chase	9/2/26	USD	4	EGP	210	—
JPMorgan Chase	9/2/26	USD	3	EGP	132	—
JPMorgan Chase	9/2/26	USD	355	EGP	18,064	(1)
JPMorgan Chase	9/2/26	USD	668	ILS	2,040	(14)
JPMorgan Chase	9/2/26	USD	556	MYR	2,271	(8)
JPMorgan Chase	9/2/26	USD	108	MYR	440	(1)
JPMorgan Chase	9/2/26	USD	607	TRY	29,319	—
JPMorgan Chase	10/2/26	MYR	8	USD	2	—
JPMorgan Chase	10/2/26	USD	726	MYR	2,934	(3)
JPMorgan Chase	10/5/26	EGP	443	USD	9	—
JPMorgan Chase	10/5/26	TRY	29,319	USD	591	—

T. ROWE PRICE TOTAL RETURN ETF

(Amounts in 000s)
Counterparty	Settlement	Receive		Deliver		Unrealized Gain/(Loss)
Morgan Stanley	11/20/26	USD	892	EUR	770	$(6)
Royal Bank of Canada	10/23/26	USD	1,097	CAD	1,533	(12)
State Street	9/2/26	AUD	110	USD	77	2
State Street	9/2/26	AUD	38	USD	27	—
State Street	9/2/26	BRL	14	USD	3	—
State Street	9/2/26	BRL	8	USD	2	—
State Street	9/2/26	BRL	46	USD	9	—
State Street	9/2/26	CAD	3	USD	2	—
State Street	9/2/26	CAD	6	USD	4	—
State Street	9/2/26	CAD	1,099	USD	793	—
State Street	9/2/26	CHF	70	USD	88	—
State Street	9/2/26	CHF	34	USD	42	—
State Street	9/2/26	CLP	3,975	USD	4	—
State Street	9/2/26	CLP	1,945	USD	2	—
State Street	9/2/26	CLP	221,344	USD	241	(4)
State Street	9/2/26	CNH	9	USD	1	—
State Street	9/2/26	COP	15,737	USD	5	—
State Street	9/2/26	COP	173,649	USD	54	—
State Street	9/2/26	COP	49,253	USD	16	—
State Street	9/2/26	CZK	64	USD	3	—
State Street	9/2/26	CZK	33	USD	2	—
State Street	9/2/26	CZK	44	USD	2	—
State Street	9/2/26	CZK	5,530	USD	267	(1)
State Street	9/2/26	EUR	509	USD	584	7
State Street	9/2/26	GBP	213	USD	285	4
State Street	9/2/26	HUF	29,478	USD	93	1
State Street	9/2/26	IDR	68,235	USD	4	—
State Street	9/2/26	IDR	82,326	USD	5	—
State Street	9/2/26	IDR	1,619,480	USD	91	1
State Street	9/2/26	IDR	31,403	USD	2	—
State Street	9/2/26	IDR	3,533,740	USD	199	—
State Street	9/2/26	ILS	6	USD	2	—
State Street	9/2/26	ILS	27	USD	9	—
State Street	9/2/26	ILS	113	USD	38	—
State Street	9/2/26	INR	47,044	USD	490	4
State Street	9/2/26	INR	116	USD	1	—
State Street	9/2/26	JPY	14,394	USD	90	—
State Street	9/2/26	JPY	233	USD	1	—
State Street	9/2/26	KRW	399,769	USD	274	18
State Street	9/2/26	KRW	50,700	USD	36	1
State Street	9/2/26	KRW	2,086	USD	1	—
State Street	9/2/26	KRW	272,429	USD	197	2
State Street	9/2/26	MXN	654	USD	38	1
State Street	9/2/26	MXN	985	USD	57	—
State Street	9/2/26	NOK	4,724	USD	495	11
State Street	9/2/26	NOK	190	USD	20	—
State Street	9/2/26	NOK	384	USD	40	1
State Street	9/2/26	NZD	197	USD	116	1
State Street	9/2/26	PEN	298	USD	87	1
State Street	9/2/26	PHP	13,591	USD	220	(2)
State Street	9/2/26	PHP	137	USD	2	—
State Street	9/2/26	PLN	4	USD	1	—
State Street	9/2/26	PLN	305	USD	82	—
State Street	9/2/26	SEK	3,873	USD	407	(2)
State Street	9/2/26	SGD	8	USD	6	—
State Street	9/2/26	SGD	2	USD	2	—
State Street	9/2/26	SGD	2	USD	2	—
State Street	9/2/26	THB	189	USD	6	—
State Street	9/2/26	TRY	684	USD	14	—
State Street	9/2/26	TWD	73	USD	2	—

T. ROWE PRICE TOTAL RETURN ETF

(Amounts in 000s)
Counterparty	Settlement	Receive		Deliver		Unrealized Gain/(Loss)
State Street	9/2/26	TWD	228	USD	7	$—
State Street	9/2/26	USD	1	AUD	2	—
State Street	9/2/26	USD	105	AUD	146	—
State Street	9/2/26	USD	3	BRL	13	—
State Street	9/2/26	USD	593	CAD	833	(8)
State Street	9/2/26	USD	198	CAD	275	(1)
State Street	9/2/26	USD	52	CHF	42	—
State Street	9/2/26	USD	41	CHF	33	—
State Street	9/2/26	USD	12	CHF	10	—
State Street	9/2/26	USD	24	CHF	19	—
State Street	9/2/26	USD	60	CLP	56,455	(1)
State Street	9/2/26	USD	59	CLP	55,890	(1)
State Street	9/2/26	USD	60	CLP	56,737	(1)
State Street	9/2/26	USD	2	CLP	1,445	—
State Street	9/2/26	USD	61	CLP	56,737	—
State Street	9/2/26	USD	7	COP	20,912	—
State Street	9/2/26	USD	6	COP	19,367	—
State Street	9/2/26	USD	681	COP	2,120,961	23
State Street	9/2/26	USD	269	CZK	5,671	(3)
State Street	9/2/26	USD	14	EUR	12	—
State Street	9/2/26	USD	2	EUR	1	—
State Street	9/2/26	USD	36	EUR	31	—
State Street	9/2/26	USD	16	EUR	14	—
State Street	9/2/26	USD	525	EUR	451	2
State Street	9/2/26	USD	2	GBP	2	—
State Street	9/2/26	USD	3	GBP	2	—
State Street	9/2/26	USD	2	GBP	1	—
State Street	9/2/26	USD	283	GBP	208	1
State Street	9/2/26	USD	1	HUF	375	—
State Street	9/2/26	USD	93	HUF	29,103	—
State Street	9/2/26	USD	294	IDR	5,335,184	(7)
State Street	9/2/26	USD	1	ILS	3	—
State Street	9/2/26	USD	3	INR	323	—
State Street	9/2/26	USD	2	INR	231	—
State Street	9/2/26	USD	487	INR	46,606	(3)
State Street	9/2/26	USD	4	JPY	570	—
State Street	9/2/26	USD	7	JPY	1,060	—
State Street	9/2/26	USD	2	JPY	331	—
State Street	9/2/26	USD	79	JPY	12,666	—
State Street	9/2/26	USD	495	KRW	724,984	(35)
State Street	9/2/26	USD	96	MXN	1,639	—
State Street	9/2/26	USD	5	NOK	45	—
State Street	9/2/26	USD	21	NZD	35	—
State Street	9/2/26	USD	24	NZD	41	—
State Street	9/2/26	USD	72	NZD	121	1
State Street	9/2/26	USD	1	PEN	4	—
State Street	9/2/26	USD	88	PEN	294	1
State Street	9/2/26	USD	2	PHP	134	—
State Street	9/2/26	USD	221	PHP	13,594	3
State Street	9/2/26	USD	82	PLN	309	(1)
State Street	9/2/26	USD	7	SEK	70	—
State Street	9/2/26	USD	2	SEK	19	—
State Street	9/2/26	USD	19	SEK	179	—
State Street	9/2/26	USD	379	SEK	3,605	3
State Street	9/2/26	USD	444	THB	15,010	(9)
State Street	9/2/26	USD	31	THB	1,049	—
State Street	9/2/26	USD	99	THB	3,305	—
State Street	9/2/26	USD	2	TRY	73	—
State Street	9/2/26	USD	58	TWD	1,882	(1)
State Street	9/2/26	USD	71	TWD	2,285	(1)

T. ROWE PRICE TOTAL RETURN ETF

(Amounts in 000s)
Counterparty	Settlement	Receive		Deliver		Unrealized Gain/(Loss)
State Street	9/2/26	USD	16	ZAR	258	$—
State Street	9/2/26	ZAR	258	USD	16	—
State Street	10/2/26	AUD	146	USD	105	—
State Street	10/2/26	COP	2,120,961	USD	677	(23)
State Street	10/2/26	EUR	451	USD	526	(2)
State Street	10/2/26	GBP	208	USD	283	(1)
State Street	10/2/26	HUF	29,103	USD	93	—
State Street	10/2/26	JPY	12,666	USD	80	—
State Street	10/2/26	KRW	79,513	USD	57	1
State Street	10/2/26	MXN	1,639	USD	96	—
State Street	10/2/26	NZD	121	USD	72	(1)
State Street	10/2/26	PEN	294	USD	88	(1)
State Street	10/2/26	PHP	84	USD	1	—
State Street	10/2/26	PHP	13,594	USD	221	(3)
State Street	10/2/26	SEK	3,605	USD	379	(2)
State Street	10/2/26	THB	100	USD	3	—
State Street	10/2/26	USD	4	BRL	21	—
State Street	10/2/26	USD	794	CAD	1,099	—
State Street	10/2/26	USD	42	CHF	33	—
State Street	10/2/26	USD	241	CLP	221,344	4
State Street	10/2/26	USD	267	CZK	5,530	1
State Street	10/2/26	USD	199	IDR	3,533,740	—
State Street	10/2/26	USD	197	KRW	272,429	(3)
State Street	10/2/26	USD	82	PLN	305	—
State Street	10/2/26	USD	3	TWD	105	—
State Street	10/2/26	ZAR	258	USD	16	—
State Street	10/5/26	INR	46,606	USD	486	3
State Street	10/5/26	INR	283	USD	3	—
State Street	10/23/26	USD	435	CAD	608	(4)
State Street	11/20/26	EUR	166	USD	194	(1)
Toronto Dominion	10/23/26	USD	1,098	CAD	1,533	(11)
UBS	9/2/26	BRL	956	USD	186	(2)
UBS	9/2/26	USD	184	BRL	956	—
Wells Fargo	9/2/26	BRL	3,678	USD	710	—
Wells Fargo	9/2/26	BRL	3,235	USD	624	—
Wells Fargo	9/2/26	BRL	7,466	USD	1,441	—
Wells Fargo	9/2/26	BRL	974	USD	188	—
Wells Fargo	9/2/26	BRL	960	USD	185	—
Wells Fargo	9/2/26	SGD	792	USD	623	—
Wells Fargo	9/2/26	SGD	395	USD	311	—
Wells Fargo	9/2/26	USD	631	BRL	3,235	7
Wells Fargo	9/2/26	USD	1,443	BRL	7,466	2
Wells Fargo	9/2/26	USD	716	BRL	3,678	6
Wells Fargo	9/2/26	USD	186	BRL	960	1
Wells Fargo	9/2/26	USD	188	BRL	974	—
Wells Fargo	9/2/26	USD	936	SGD	1,200	(7)
Wells Fargo	10/2/26	BRL	960	USD	185	(1)
Wells Fargo	10/2/26	BRL	974	USD	187	—
Wells Fargo	10/2/26	USD	312	SGD	395	—
Wells Fargo	10/2/26	USD	624	SGD	792	—
Net unrealized gain (loss) on open forward currency exchange contracts						$(239)

T. ROWE PRICE TOTAL RETURN ETF

FUTURES CONTRACTS
($000s)

	Expiration Date	Notional Amount	Value and Unrealized Gain (Loss)
Short, 57 Euro BOBL contracts	09/26	(7,546)	$69
Short, 3 Euro BTP contracts	09/26	(402)	6
Short, 19 Euro BUND contracts	09/26	(2,768)	60
Long, 2 Euro OAT contracts	09/26	276	(9)
Short, 12 Euro SCHATZ contracts	09/26	(1,465)	4
Long, 31 Mini ten year JGB contracts	09/26	2,458	(24)
Long, 17 E-mini S&P 500 contracts	09/26	651	3
Short, 14 Canadian Treasury Bonds ten year contracts	12/26	(1,193)	6
Long, 82 U.S. Treasury Notes ten year contracts	12/26	8,842	(14)
Short, 2 Long Gilt contracts	12/26	(235)	—
Long, 284 U.S. Treasury Notes two year contracts	12/26	58,450	(164)
Net payments (receipts) of variation margin to date			1
Variation margin receivable (payable) on open futures contracts			$(62)

T. ROWE PRICE TOTAL RETURN ETF

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2026. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate	Net Realized Gain (Loss)	Changes in Net Unrealized Gain/Loss	Investment Income
T. Rowe Price Government Reserve Fund	$—	$—	$104
T. Rowe Price Treasury Reserve Fund	—	—	— ++
Totals	$— #	$—	$104+

Supplementary Investment Schedule
Affiliate	Value 5/31/26	Purchase Cost	Sales Cost	Value 8/31/26
T. Rowe Price Government Reserve Fund	$6,279	¤	¤	$8,260
T. Rowe Price Treasury Reserve Fund	2,017	¤	¤	1,929
	Total			$10,189^

++	Excludes earnings on securities lending collateral, which are subject to rebates and fees.
#	Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+	Investment income comprised $104 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $10,189.
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TOTAL RETURN ETF

Unaudited
 NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price Exchange-Traded Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Total Return ETF (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value
The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. Eastern Time, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques
Debt securities are generally traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.

T. ROWE PRICE TOTAL RETURN ETF

Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices.  A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund's portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decides whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices or how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Futures contracts are valued at closing settlement prices.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on August 31, 2026 (for further detail by category, please refer to the accompanying Portfolio of Investments):

T. ROWE PRICE TOTAL RETURN ETF

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Fixed Income Securities[1]	$—	$346,255	$—	$346,255
Asset-Backed Securities	—	93,922	194	94,116
Bank Loans	—	27,043	2,848	29,891
Convertible Preferred Stocks	1,247	—	874	2,121
Corporate Bonds	—	128,762	1,808	130,570
Preferred Stocks	—	—	685	685
Short-Term Investments	8,260	2,425	—	10,685
Securities Lending Collateral	1,929	—	—	1,929
Options Purchased	—	12	—	12
Total	11,436	598,419	6,409	616,264
Swaps*	—	2,342	—	2,342
Forward Currency Exchange Contracts	—	165	—	165
Futures Contracts*	148	—	—	148
Total	$11,584	$600,926	$6,409	$618,919
Liabilities
Options Written	$—	$38	$—	$38
Swaps*	—	8	—	8
Forward Currency Exchange Contracts	—	404	—	404
Futures Contracts*	211	—	—	211
Total	$211	$450	$—	$661

[1]
Includes Convertible Bonds, Foreign Government Obligations & Municipalities, Municipal Securities, Non-U.S. Government
Mortgage-Backed Securities, U.S. Government & Agency Mortgage-Backed Securities and U.S. Government Agency
Obligations (Excluding Mortgage-Backed).

*
The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable)
at that date.

Following is a reconciliation of the fund’s Level 3 holdings for the period ended August 31, 2026. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at August 31, 2026, totaled $7,000 for the period ended August 31, 2026. During the period, transfers into level 3 resulted from a lack of observable market data for the security and transfers out of level 3 were because observable market data became available for the security.
($000s)	Beginning Balance 05/31/26	Gain (Loss) During Period	Total Purchases	Total Sales	Transfer Into Level 3	Transfer Out of Level 3	Ending Balance 8/31/26
Investment in Securities
Asset-Backed Securities	$193	$1	$—	$—	$—	$—	$194
Bank Loans	817	(12)	164	(160)	2,039	—	2,848
Convertible Preferred Stocks	852	22	—	—	—	—	874
Corporate Bonds	2,609	—	3	(330)	—	(474)	1,808
Preferred Stocks	687	(2)	—	—	—	—	685
Total	$5,158	$9	$167	$(490)	$2,039	$(474)	$6,409

T. ROWE PRICE TOTAL RETURN ETF

OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
ETF988-054Q1
08/26